UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21993

             RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020
             Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

Vincent T. Lowry
One Commerce Square

2005 Market Street, Suite 2020
             Philadelphia, PA 19103
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-854-8181

Date of fiscal year end:   June 30

Date of reporting period:   June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

RevenueShares™ ETF Trust
Annual Report to Shareholders

June 30, 2015

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1

LETTER TO SHAREHOLDERS

August 2015

Dear Shareholder:

After several years of outstanding performance virtually across the board, markets ran out of steam in the middle of Fiscal 2015. After many benchmarks hit all time highs in March and April, stocks retreated slightly and then were essentially flat for the remainder of the year. The net result was that most US indexes were up in the high single digit range for Fiscal 2015, such as the S&P 500 being up 7.41%. In international markets a strengthening dollar led to currency related losses for most unhedged ETFs.

The RevenueShares Large Cap Fund outperformed the S&P 500 Index with an NAV return of 7.91% versus 7.41% for the fiscal year ended June 30, 2015.

Vincent T. Lowry
C.E.O. and Chief Investment Officer
VTL Associates, LLC

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Funds. The alternative weighting approach employed by the Funds (i.e., using revenues as a weighting measure), while designed to enhance potential returns, may not produce the desired results. The risks associated with each specific fund are detailed in the prospectus and could include factors such as increased volatility risk, small and medium capitalization stock risk, concentration risk, non-diversification risk, financials sector risk, American Depositary Receipt risk, currency exchange risk, foreign market risk, growth style investing risk, portfolio turnover risk, and/or special risks of exchange-traded funds.

The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P MidCap 400™ Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation. The S&P SmallCap 600™ Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation. The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Financials sector of the U.S. economy, using Global Industry Classification Standards. S&P® ADR Index is a U.S. dollar denominated index of the non-U.S. companies contained in the S&P® Global 1200 Ex U.S. Index. The S&P® Global 1200 Ex U.S. Index is a free-float weighted global index covering 29 countries and approximately 70% of the world’s capital markets. The Navellier Overall A-100 Market Capital Index is constructed from the companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or American Stock Exchange that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. An investor cannot invest directly in an index.

The views in this letter were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The price used to calculate market return (“Market Price”) is determined by using the mean of the bid and offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

2

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

(UNAUDITED)

RevenueShares Large Cap Fund™ (Ticker: RWL)	June 30, 2015

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Index (“S&P 500”) by investing in the constituent securities of the S&P 500 in the same proportions as the RevenueShares Large Cap Index™. The S&P 500 is a stock market index comprised of a representative sample of common stocks of 500 leading companies in leading industries of the United States economy selected by Standard & Poor’s®. An investor cannot invest directly in an index. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the S&P 500 and generally expect to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the S&P 500 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Large cap stock growth slowed in fiscal 2015. After the S&P 500 grew 24.57% in fiscal 2014, in fiscal 2015 it only returned 7.41%. RWL continued its track record of outperforming the S&P 500 with a NAV return of 7.91%.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2015, the top three performers were Monster Beverage Corp. (+88.68%), Avago Technologies Ltd (+86.84%), and Electronic Arts Inc. (+85.39%), while the bottom three performers in this group were Chesapeake Energy Corp. (–61.29%), Transocean Ltd. (–60.61%), and Denbury Resources Inc. (–60.33%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2015
	1 Year	5 Year	Commencement of Operations (February 22, 2008)*
Fund
NAV Return	7.91%	18.11%	8.55%
Market Price	7.85%	18.11%	8.82%
Index
RevenueShares Large Cap Index™	8.25%	18.71%	8.65%
S&P 500 Index	7.41%	17.31%	8.23%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Large Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Large Cap Fund’s annual operating expense ratio (gross) is 0.68% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 27, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	Returns presented above are based on commencement of investment operations which differs from inception date.
3

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

RevenueShares Mid Cap Fund™ (Ticker: RWK)	June 30, 2015

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P MidCap 400® Index (“S&P MidCap 400”) by investing in the constituent securities of the S&P MidCap 400 in the same proportions as the RevenueShares Mid Cap Index™. The S&P MidCap 400 is a stock market index comprised of common stock of 400 mid-sized companies selected by Standard & Poor’s®. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid-capitalization companies included in the S&P MidCap 400 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid-capitalization companies as companies that are included in the S&P MidCap 400 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

It was a trying year for mid-cap value funds in fiscal 2015, with the average fund dramatically underperforming the S&P MidCap 400’s 6.38% return. Despite this, RWK managed to beat the average return by NAV of 3.25% posted by the 19 Mid Cap Value funds that Morningstar ranked for the year, returning 4.63%.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2015, the top three performers were Centene Corp. (+110.22%), Skyworks Solutions Inc. (+98.89%), and United Therapeutics Corp. (+96.58%), while the bottom three performers in this group were Peabody Energy Corp. (–82.53%), Carbo Ceramics Inc. (–74.95%), and Civeo Corp. (–68.31%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2015
	1 Year	5 Year	Commencement of Operations (February 22, 2008)*
Fund
NAV Return	4.63%	18.25%	10.99%
Market Price	5.05%	18.36%	11.26%
Index
RevenueShares Mid Cap Index™	5.18%	19.06%	10.37%
S&P MidCap 400 Index	6.38%	17.77%	10.57%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Mid Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Mid Cap Fund’s annual operating expense ratio (gross) is 0.73% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 27, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	Returns presented above are based on commencement of investment operations which differs from inception date.
4

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

RevenueShares Small Cap Fund™ (Ticker: RWJ)	June 30, 2015

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P Small Cap 600® Index (“S&P Small Cap 600”) by investing in the constituent securities of the S&P Small Cap 600 in the same proportions as the RevenueShares Small Cap Index™. The S&P Small Cap 600 is a stock market index comprised of 600 common stocks of small-cap companies selected by Standard & Poor’s® based on inclusion criteria to ensure that they are investable and financially viable. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the S&P SmallCap 600 Index and generally expect to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the S&P Small Cap 600 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Small Cap Fund generated a NAV return of 4.06% in Fiscal 2015, underperforming the S&P SmallCap 600’s return of 6.70%

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2015, the top three performers were Abiomed Inc. (+161.46%), Vasco Data Security International Inc. (+160.26%), and AMN Healthcare Services Inc. (+156.83%), while the bottom three performers in this group were GT Advanced Technologies Inc. (–93.06%), Arch Coal Inc. (–90.68%), and FXCM Inc. (–90.23%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2015
	1 Year	5 Year	Commencement of Operations (February 22, 2008)*
Fund
NAV Return	4.06%	19.00%	13.04%
Market Price	4.24%	19.06%	13.24%
Index
RevenueShares Small Cap Index™	4.62%	19.78%	11.33%
S&P SmallCap 600 Index	6.70%	18.41%	10.88%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Small Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Small Cap Fund’s annual operating expense ratio (gross) is 0.72% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 27, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	Returns presented above are based on commencement of investment operations which differs from inception date.
5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

RevenueShares Financials Sector Fund™ (Ticker: RWW)	June 30, 2015

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Financials Index by investing in the constituent securities of the S&P 500® Financials Index in the same proportions as the RevenueShares Financials Index™. The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the financials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in financial companies included in the S&P 500® Financials Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financial companies as companies that are included in the S&P 500® Financials Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Financial Sector Fund had an NAV return of 8.57% for the fiscal year ended 6/30/2015, exceeding the Morningstar Financial Sector ETF category average of 8.07%.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2015, the top three performers were E*TRADE Financial Corp. (+40.87%), CME Group Inc. Class A (+37.03%), and NASDAQ OMX Group, Inc. (+28.25%), while the bottom three performers in this group were Genworth Financial Inc. (–56.49%), SL Green Realty Corp. (–16.80%), and American Express Co. (–16.78%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2015
	1 Year	5 Year	Commencement of Operations (November 12, 2008)*
Fund
NAV Return	8.57%	14.17%	14.77%
Market Price	8.66%	14.18%	14.72%
Index
RevenueShares Financials Sector Index™	9.18%	14.78%	6.76%
S&P 500 Financials Index	9.31%	14.09%	11.55%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Financials Sector Index™ returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Financials Sector Fund’s annual operating expense ratio (gross) is 0.80% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 27, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	Returns presented above are based on commencement of investment operations which differs from inception date.
6

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

RevenueShares ADR Fund™ (Ticker: RTR)	June 30, 2015

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P ADR Index by investing in the constituent securities of the S&P ADR Index in the same proportions as the RevenueShares ADR Index™. The S&P ADR Index is a U.S. dollar denominated version of the S&P Global 1200 Ex U.S. Index and is based on the non-U.S. stocks of the S&P Global 1200. American Depositary Receipts (“ADRs”) are certificates that represent a U.S. dollar denominated equity ownership in a foreign company and offer U.S. investors the same economic benefits enjoyed by the shareholders of that company. Typically, ADRs are listed and traded on U.S. exchanges and trade in U.S. dollars just like any other U.S.-domiciled security. Since not all foreign companies offer ADR programs, the S&P ADR Index is made up of those companies from the S&P Global 1200 who make available ADRs that are offered or listed on a U.S. exchange, global shares or, in the case of Canadian equities, ordinary shares, all of which are traded on a U.S. exchange. Under normal circumstances, the Fund will invest at least 80% of its net assets in ADRs included in the S&P ADR Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The appreciating dollar weighed heavily on most funds in the Foreign Large Value category, with the average fund losing 9.21% by NAV in fiscal 2015. Despite this very challenging landscape, RTR performed above average, only losing 9.13% by NAV.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2015, the top three performers were Valeant Pharmaceuticals International Inc.(+75.18%), Sony Corp ADR(+69.29%), and China Life Insurance Co. Ltd. ADR repr Class H (+66.49%), while the bottom three performers in this group were Portugal Telecom SA ADR (–82.52%), Penn West Petroleum LTD (–77.23%), and Yamana Gold Inc. (–62.96%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2015
	1 Year	5 Year	Commencement of Operations (November 20, 2008)*
Fund
NAV Return	(9.13)%	7.04%	10.87%
Market Price	(9.08)%	7.02%	10.84%
Index
RevenueShares ADR Index™	(8.73)%	7.71%	4.45%
S&P ADR Index	(6.83)%	8.45%	11.79%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares ADR Index™ returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the ADR Fund’s annual operating expense ratio (gross) is 1.04% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 27, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	Returns presented above are based on commencement of investment operations which differs from inception date.
7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

RevenueShares Navellier Overall A-100 Fund™ (Ticker: RWV)	June 30, 2015

The Fund seeks to achieve its investment objective of outperforming the total return performance of the Navellier Overall A-100 Index by investing in the constituent securities of the Navellier Overall A-100 Index in the same proportions as the RevenueShares Navellier Overall A-100 Index™. The Navellier Overall A-100 Index is constructed from companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or NYSE MKT that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. This universe of companies is narrowed through a combination of quantitative and fundamental screens to select the top 100 of the total universe. This is accomplished by implementing a multi-factor model that encompasses nine factors, one of which is quantitative based and eight that are fundamental. The quantitative factor begins with a computer-driven analysis based on Modern Portfolio Theory. The Index calculates reward (alpha) and risk (standard deviation) characteristics for the universe of approximately 4,800 stocks. Trailing 52-week “alphas” (measure of return independent of the market) are divided by trailing 52-week “standard deviations” (measure of volatility or risk) to create a “reward/risk” ratio. This factor has the highest weight in the Navellier Overall A-100 Index.

The RevenueShares Navellier Overall A-100 Fund’s bias towards momentum and growth stocks resulted in an NAV return of 13.65% for the fiscal year ended 6/30/15.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2015, the top three performers were Skyworks Solutions Inc.(+123.26%), Ambarella Inc.(+119.80%), and Sketchers USA Inc. (+85.99%), while the bottom three performers in this group were Basic Energy Services Inc. (–71.61%), US Silica Holdings Inc. (–59.35%), and CTPartners Executive Search Inc. (–57.75%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2015
	1 Year	5 Year	Commencement of Operations (January 23, 2009)*
Fund
NAV Return	13.65%	17.24%	16.34%
Market Price	13.62%	17.24%	16.34%
Index
RevenueShares Navellier Overall A-100 Index™	14.71%	18.42%	16.79%
Navellier Overall A-100 Index	19.28%	16.98%	15.00%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Navellier Overall A-100 Index™ returns became publicly available on December 31, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Navellier Overall A-100 Fund’s annual operating expense ratio (gross) is 1.37% and the net expense ratio is 0.60%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 27, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	Returns presented above are based on commencement of investment operations which differs from inception date.
8

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

RevenueShares Ultra Dividend Fund™ (Ticker: RDIV)	June 30, 2015

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Ultra Dividend Index™ (the “Underlying Index”). The Underlying Index is constructed by identifying the top 60 securities from the S&P 900® Index (the “Benchmark Index”) with the highest average of the 1-year trailing dividend yields for the current quarter and each of the past three quarters (excluding securities that have issued a special dividend over that time period), which are then re-weighted according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The Underlying Index is rebalanced and reconstituted quarterly according to revenue weightings as of the previous quarter. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The RevenueShares Ultra Dividend Fund had an NAV return of 4.30% for the fiscal year ended 6/30/2015 compared to the S&P 900® Index return of 7.34%.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2015, the top three performers were Darden Restaurants Inc. (+58.26%), Cypress Semiconductor Corp. (+51.88%), and CME Group Inc. Class A (+37.03%), while the bottom three performers in this group were Ensco PLC Class A. (–57.80%), Diamond Offshore Drilling (–45.30%), and Windstream Holdings, Inc. (–43.41%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2015
	1 Year	Commencement of Operations (October 1, 2013)*
Fund
NAV Return	4.30%	12.34%
Market Price	4.19%	12.34%
Index
RevenueShares Ultra Dividend Index™	4.65%	13.08%
S&P 900 Index	7.34%	14.60%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Ultra Dividend Index™ returns became publicly available on October 1, 2013. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Ultra Dividend Fund’s annual operating expense ratio (gross) is 1.18% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 27, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	Returns presented above are based on commencement of investment operations which differs from inception date.
9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — concluded

(UNAUDITED)

RevenueShares Global Growth Fund™ (Ticker: RGRO)	June 30, 2015

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Global Growth Index™ (the “Underlying Index”). The Underlying Index is constructed by identifying the top five developed market (including the United States) and top five emerging market countries represented in the Benchmark Index with the highest gross domestic product (“GDP”) growth (as measured by the 1-year trailing GDP growth rates as of the most recent two quarters). Each country will represent 10% of the Underlying Index. Once those ten countries are identified, the top ten securities in the Benchmark Index from each of those countries are identified according to revenue earned by the companies. Those securities are then reweighted according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The Underlying Index is reconstituted quarterly according to the constituent countries’ GDP growth and revenue weightings as of the previous quarter. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including common shares traded on local exchanges, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and global shares (“Global Shares”)) of companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. The Fund may invest in securities of companies of any market capitalization, including small and medium capitalization companies. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries. The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Since its inception on 2/2/15, RGRO returned 1.83% by NAV to 6/30/15 compared to the S&P Global Broad Market Index® Index return of 5.06%.

Among the top and bottom performing Fund holdings from inception to the end of the fiscal year 6/30/2015, the top three performers were Pegatron Corp. (+47.37%), Anglogold Ashanti Ltd. ADR (+46.28%), and Alimentation Couche-Tard Inc. (+45.55%), while the bottom three performers in this group were Piraeus Bank SA (–64.45%), Raiffeisen Bank International AG (–63.19%), and Pacific Rubiales Energy Corp. (–56.52%).

Fund Performance History (%)	Cumulative Total Return As of June 30, 2015
Commencement of Operations (February 2, 2015)*
Fund
NAV Return	1.83%
Market Price	1.09%
Index
RevenueShares Global Growth Index™	3.83%
S&P Global Broad Market Index	5.06%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Global Growth Index™ returns became publicly available on October 16, 2014. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Global Growth Fund’s annual operating expense ratio (gross) is 1.28% and the net expense ratio is 0.70%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until November 25, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	Returns presented above are based on commencement of investment operations which differs from inception date.
10

SHAREHOLDER EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2015 to June 30, 2015 (except for the RevenueShares Global Growth Fund, which is for the period February 2, 2015 to June 30, 2015).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/2015[1]	Ending Account Value 06/30/2015	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[2]
RevenueShares Large Cap Fund
Actual	$1,000.00	$1,009.20	0.49%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,024.20	0.54%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
RevenueShares Small Cap Fund
Actual	$1,000.00	$1,020.80	0.54%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
RevenueShares Financials Sector Fund
Actual	$1,000.00	$ 992.80	0.49%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares ADR Fund
Actual	$1,000.00	$1,029.90	0.49%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,071.10	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
RevenueShares Ultra Dividend Fund
Actual	$1,000.00	$ 960.30	0.49%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Global Growth Fund
Actual	$1,000.00	$1,018.30	0.70%	$2.88[3]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

[1]	Beginning account value for the RevenueShares Global Growth Fund is as of commencement of operations, February 2, 2015.
[2]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
[3]	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 149/365 (to reflect the period from February 2, 2015 to June 30, 2015).
11

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED)

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

% of		% of		% of
Industry	Net Assets	Industry	Net Assets	Industry	Net Assets
Automobiles & Components	3.6%	Automobiles & Components	0.7%	Automobiles & Components	0.9%
Banks	3.8	Banks	1.8	Banks	2.6
Capital Goods	8.4	Capital Goods	10.5	Capital Goods	14.3
Commercial & Professional Services	0.6	Commercial & Professional Services	3.9	Commercial & Professional Services	6.4
Consumer Durables & Apparel	1.5	Consumer Durables & Apparel	3.9	Consumer Durables & Apparel	4.3
Consumer Services	1.1	Consumer Services	1.9	Consumer Services	4.4
Diversified Financials	4.1	Diversified Financials	1.2	Diversified Financials	2.0
Energy	12.0	Energy	8.6	Energy	3.9
Exchange Traded Fund	0.0 †	Food & Staples Retailing	2.0	Food & Staples Retailing	1.9
Food & Staples Retailing	9.2	Food, Beverage & Tobacco	2.5	Food, Beverage & Tobacco	2.6
Food, Beverage & Tobacco	4.3	Health Care Equipment & Services	8.8	Health Care Equipment & Services	6.9
Health Care Equipment & Services	9.7	Household & Personal Products	1.3	Household & Personal Products	0.5
Household & Personal Products	1.3	Insurance	5.7	Insurance	2.6
Insurance	4.4	Materials	8.8	Materials	7.2
Materials	3.7	Media	1.5	Media	0.8
Media	3.1	Money Market Fund	4.2	Money Market Fund	5.9
Money Market Fund	1.6	Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
Pharmaceuticals, Biotechnology &		Life Sciences	0.6	Life Sciences	2.6
Life Sciences	3.4	Real Estate	2.2	Real Estate	1.7
Real Estate	0.7	Retailing	10.0	Retailing	10.8
Retailing	6.0	Semiconductors & Semiconductor		Semiconductors & Semiconductor
Semiconductors & Semiconductor		Equipment	1.2	Equipment	1.6
Equipment	1.2	Software & Services	3.8	Software & Services	4.2
Software & Services	4.6	Technology Hardware &		Technology Hardware &
Technology Hardware &		Equipment	12.8	Equipment	9.3
Equipment	4.5	Telecommunication Services	0.4	Telecommunication Services	0.6
Telecommunication Services	2.8	Transportation	2.2	Transportation	4.7
Transportation	2.7	Utilities	3.7	Utilities	2.7
Utilities	3.1	Total Investments	104.2	Total Investments	105.4
Total Investments	101.4	Liabilities in Excess of		Liabilities in Excess of
Liabilities in Excess of		Other Assets	(4.2)	Other Assets	(5.4)
Other Assets	(1.4)	Net Assets	100.0%	Net Assets	100.0%
Net Assets	100.0%

RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier
				Overall A-100 Fund

% of		% of		% of
Industry	Net Assets	Industry	Net Assets	Industry	Net Assets
Banks	29.4%	Automobiles & Components	7.2%	Banks	2.2%
Capital Markets	11.2	Banks	9.0	Capital Goods	3.2
Consumer Finance	4.4	Capital Goods	1.4	Commercial & Professional Services	1.0
Diversified Financial Services	16.0	Consumer Durables & Apparel	1.5	Consumer Durables & Apparel	5.9
Insurance	33.6	Consumer Services	0.4	Consumer Services	3.4
Real Estate Investment Trusts	4.6	Diversified Financials	2.3	Diversified Financials	0.7
Real Estate Management &		Energy	39.5	Food & Staples Retailing	6.9
Development	0.7	Food & Staples Retailing	0.8	Food, Beverage & Tobacco	0.9
Thrifts & Mortgage Finance	0.0 †	Food, Beverage & Tobacco	2.3	Health Care Equipment & Services	34.8
Total Investments	99.9	Health Care Equipment & Services	0.8	Insurance	3.7
Other Assets in Excess of		Household & Personal Products	1.1	Materials	1.0
Liabilities	0.1	Insurance	6.2	Media	1.0
Net Assets	100.0%	Materials	7.1	Money Market Fund	1.8
		Media	0.9	Pharmaceuticals, Biotechnology &
		Money Market Fund	15.5	Life Sciences	6.6
		Pharmaceuticals, Biotechnology &		Real Estate	0.4
		Life Sciences	3.3	Retailing	11.1
		Real Estate	0.3	Semiconductors & Semiconductor
		Semiconductors & Semiconductor		Equipment	2.4
		Equipment	0.7	Software & Services	6.8
		Software & Services	0.5	Technology Hardware &
		Technology Hardware &		Equipment	7.3
		Equipment	2.0	Transportation	0.5
		Telecommunication Services	10.5	Total Investments	101.6
		Transportation	0.6	Liabilities in Excess of
		Utilities	1.0	Other Assets	(1.6)
		Total Investments	114.9	Net Assets	100.0%
		Liabilities in Excess of
		Other Assets	(14.9)
		Net Assets	100.0%
†	Less than 0.05%
12

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED) — concluded

RevenueShares Ultra Dividend Fund		RevenueShares Global Growth Fund

	% of		% of
Industry	Net Assets	Industry	Net Assets
Banks	0.9%	Automobiles & Components	5.6%
Commercial & Professional Services	3.1	Banks	7.0
Consumer Durables & Apparel	1.6	Capital Goods	12.4
Consumer Services	1.3	Commercial & Professional Services	0.8
Diversified Financials	0.8	Consumer Durables & Apparel	1.0
Energy	16.7	Consumer Services	0.2
Food, Beverage & Tobacco	12.4	Diversified Financials	1.3
Insurance	2.3	Energy	18.7
Money Market Fund	4.5	Food & Staples Retailing	9.1
Real Estate	7.6	Food, Beverage & Tobacco	2.4
Telecommunication Services	16.2	Household & Personal Products	2.2
Utilities	36.1	Insurance	9.3
Total Investments	103.5	Materials	7.7
Liabilities in Excess of		Money Market Fund	0.0 †
Other Assets	(3.5)	Retailing	2.7
Net Assets	100.0%	Telecommunication Services	5.4
		Transportation	1.0
		Utilities	15.0
		Total Investments	101.8
		Liabilities in Excess of
		Other Assets	(1.8)
		Net Assets	100.0%

†	Less than 0.05%
13

SCHEDULE OF INVESTMENTS

RevenueShares Large Cap Fund

June 30, 2015

Investments	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.6%
BorgWarner, Inc.	4,451	$252,995
Delphi Automotive PLC	6,128	521,431
Ford Motor Co.	310,947	4,667,314
General Motors Co.	141,557	4,718,095
Goodyear Tire & Rubber Co. (The)	18,733	564,800
Harley-Davidson, Inc.	3,582	201,846
Johnson Controls, Inc.	25,921	1,283,867
Total Automobiles & Components		12,210,348

Banks—3.8%
Bank of America Corp.	152,986	2,603,822
BB&T Corp.	7,124	287,169
Citigroup, Inc.	40,522	2,238,435
Comerica, Inc.	1,617	82,985
Fifth Third Bancorp	9,073	188,900
Hudson City Bancorp, Inc.	1,631	16,114
Huntington Bancshares, Inc.	7,998	90,457
JPMorgan Chase & Co.	44,394	3,008,137
KeyCorp	8,648	129,893
M&T Bank Corp.	1,110	138,672
People’s United Financial, Inc.	2,537	41,125
PNC Financial Services
Group, Inc. (The)	5,115	489,250
Regions Financial Corp.	15,770	163,377
SunTrust Banks, Inc.	5,790	249,086
U.S. Bancorp	13,513	586,464
Wells Fargo & Co.	47,901	2,693,952
Zions Bancorporation	2,343	74,355
Total Banks		13,082,193

Capital Goods—8.4%
3M Co.	6,612	1,020,232
Allegion PLC	1,054	63,388
AMETEK, Inc.	2,434	133,335
Boeing Co. (The)	21,184	2,938,644
Caterpillar, Inc.	20,589	1,746,359
Cummins, Inc.	4,729	620,398
Danaher Corp.	7,812	668,629
Deere & Co.	12,357	1,199,247
Dover Corp.	3,399	238,542
Eaton Corp. PLC	10,413	702,773
Emerson Electric Co.	13,813	765,655
Fastenal Co.(a)	2,940	124,009
Flowserve Corp.	2,977	156,769
Fluor Corp.	12,320	653,083
General Dynamics Corp.	7,139	1,011,525
General Electric Co.	173,123	4,599,878
Honeywell International, Inc.	12,568	1,281,559
Illinois Tool Works, Inc.	5,060	464,457
Ingersoll-Rand PLC	6,220	419,352
Jacobs Engineering Group, Inc.*	9,841	399,741
Joy Global, Inc.(a)	3,093	111,967
L-3 Communications Holdings, Inc.	3,355	380,390
Lockheed Martin Corp.	7,753	1,441,283
Masco Corp.	10,267	273,821
Northrop Grumman Corp.	4,861	771,100
PACCAR, Inc.	10,008	638,610
Pall Corp.	757	94,209
Parker-Hannifin Corp.	3,685	428,676

Investments	Shares	Value
Pentair PLC	3,506	$241,037
Precision Castparts Corp.	1,524	304,602
Quanta Services, Inc.*	8,791	253,357
Raytheon Co.	7,381	706,214
Rockwell Automation, Inc.	1,748	217,871
Rockwell Collins, Inc.	1,785	164,845
Roper Technologies, Inc.	680	117,273
Snap-on, Inc.	727	115,775
Stanley Black & Decker, Inc.	3,552	373,812
Textron, Inc.	10,008	446,657
United Rentals, Inc.*	2,113	185,141
United Technologies Corp.	18,536	2,056,198
W.W. Grainger, Inc.	1,379	326,340
Xylem, Inc.	3,476	128,855
Total Capital Goods		28,985,608

Commercial & Professional Services—0.6%
ADT Corp. (The)(a)	3,097	103,966
Cintas Corp.	1,708	144,480
Dun & Bradstreet Corp. (The)	419	51,118
Equifax, Inc.	857	83,206
Nielsen NV	4,567	204,465
Pitney Bowes, Inc.	5,718	118,992
Republic Services, Inc.	7,198	281,946
Robert Half International, Inc.	2,805	155,677
Stericycle, Inc.*	594	79,542
Tyco International PLC	8,422	324,079
Waste Management, Inc.	9,363	433,975
Total Commercial & Professional Services		1,981,446

Consumer Durables & Apparel—1.5%
Coach, Inc.	4,366	151,107
D.R. Horton, Inc.	10,700	292,752
Fossil Group, Inc.*(a)	1,590	110,282
Garmin Ltd.	2,094	91,989
Hanesbrands, Inc.	5,457	181,827
Harman International Industries, Inc.	1,503	178,767
Hasbro, Inc.	1,906	142,550
Leggett & Platt, Inc.	2,572	125,205
Lennar Corp., Class A	5,586	285,109
Mattel, Inc.	7,309	187,768
Michael Kors Holdings Ltd.*	2,540	106,909
Mohawk Industries, Inc.*	1,353	258,288
Newell Rubbermaid, Inc.	4,593	188,818
NIKE, Inc., Class B	9,043	976,825
PulteGroup, Inc.	9,852	198,518
PVH Corp.	2,398	276,250
Ralph Lauren Corp.	1,871	247,646
Under Armour, Inc., Class A*(a)	1,255	104,717
VF Corp.	5,796	404,213
Whirlpool Corp.	3,609	624,538
Total Consumer Durables & Apparel		5,134,078

Consumer Services—1.1%
Carnival Corp.	10,941	540,376
Chipotle Mexican Grill, Inc.*	310	187,547
Darden Restaurants, Inc.	2,190	155,665
H&R Block, Inc.	3,293	97,637
Marriott International, Inc., Class A(a)	1,209	89,937
McDonald’s Corp.	9,219	876,450
Royal Caribbean Cruises Ltd.	3,422	269,277

The accompanying notes are an integral part of these financial statements.

14

SCHEDULE OF INVESTMENTS — continued

RevenueShares Large Cap Fund

June 30, 2015

Investments	Shares	Value
Consumer Services (continued)
Starbucks Corp.	10,509	$563,440
Starwood Hotels & Resorts
Worldwide, Inc.	1,284	104,120
Wyndham Worldwide Corp.	2,092	171,356
Wynn Resorts Ltd.	1,580	155,899
Yum! Brands, Inc.	4,744	427,340
Total Consumer Services		3,639,044

Diversified Financials—4.1%
Affiliated Managers Group, Inc.*	381	83,287
American Express Co.	13,120	1,019,686
Ameriprise Financial, Inc.	3,165	395,404
Bank of New York Mellon
Corp. (The)	12,131	509,138
Berkshire Hathaway, Inc., Class B*	45,530	6,197,088
BlackRock, Inc.	1,063	367,777
Capital One Financial Corp.	7,048	620,013
Charles Schwab Corp. (The)	5,997	195,802
CME Group, Inc.	1,090	101,435
Discover Financial Services	3,962	228,290
E*TRADE Financial Corp.*	1,907	57,115
Franklin Resources, Inc.	5,465	267,949
Goldman Sachs Group, Inc. (The)	5,533	1,155,235
Intercontinental Exchange, Inc.	437	97,718
Invesco Ltd.	4,335	162,519
Legg Mason, Inc.	1,708	88,013
Leucadia National Corp.	17,426	423,103
McGraw Hill Financial, Inc.	1,613	162,026
Moody’s Corp.	1,049	113,250
Morgan Stanley	29,301	1,136,586
NASDAQ OMX Group, Inc. (The)	2,231	108,895
Navient Corp.	4,892	89,083
Northern Trust Corp.	1,896	144,968
State Street Corp.	4,305	331,485
T. Rowe Price Group, Inc.	1,699	132,063
Total Diversified Financials		14,187,928

Energy—12.0%
Anadarko Petroleum Corp.	5,792	452,124
Apache Corp.	6,092	351,082
Baker Hughes, Inc.	12,068	744,596
Cabot Oil & Gas Corp.(a)	1,807	56,993
Cameron International Corp.*	6,198	324,589
Chesapeake Energy Corp.(a)	50,741	566,777
Chevron Corp.	57,232	5,521,171
Cimarex Energy Co.	602	66,407
ConocoPhillips	24,613	1,511,484
CONSOL Energy, Inc.(a)	4,449	96,721
Devon Energy Corp.	8,799	523,453
Diamond Offshore Drilling, Inc.(a)	3,101	80,037
Ensco PLC, Class A	6,258	139,366
EOG Resources, Inc.	5,429	475,309
EQT Corp.	964	78,412
Exxon Mobil Corp.	129,536	10,777,395
FMC Technologies, Inc.*	6,031	250,226
Halliburton Co.	22,869	984,968
Helmerich & Payne, Inc.(a)	1,734	122,108
Hess Corp.	4,456	298,017
Kinder Morgan, Inc.	13,095	502,717
Marathon Oil Corp.	12,025	319,143

Investments	Shares	Value
Marathon Petroleum Corp.	54,367	$2,843,938
Murphy Oil Corp.	3,628	150,816
National Oilwell Varco, Inc.	14,366	693,590
Newfield Exploration Co.*	1,863	67,292
Noble Corp. PLC(a)	5,006	77,042
Noble Energy, Inc.	3,180	135,722
Occidental Petroleum Corp.	6,810	529,614
ONEOK, Inc.	8,305	327,881
Phillips 66	53,903	4,342,426
Pioneer Natural Resources Co.	885	122,741
Range Resources Corp.	1,111	54,861
Schlumberger Ltd.	17,449	1,503,929
Southwestern Energy Co.*(a)	5,422	123,242
Spectra Energy Corp.	5,656	184,386
Tesoro Corp.	14,364	1,212,465
Transocean Ltd.(a)	16,283	262,482
Valero Energy Corp.	65,344	4,090,534
Williams Cos., Inc. (The)	5,126	294,181
Total Energy		41,260,237

Food & Staples Retailing—9.2%
Costco Wholesale Corp.	27,096	3,659,586
CVS Health Corp.	45,274	4,748,337
Kroger Co. (The)	45,682	3,312,402
Sysco Corp.	41,621	1,502,518
Walgreens Boots Alliance, Inc.	29,795	2,515,890
Wal-Mart Stores, Inc.	215,641	15,295,416
Whole Foods Market, Inc.	11,760	463,814
Total Food & Staples Retailing		31,497,963

Food, Beverage & Tobacco—4.3%
Altria Group, Inc.	12,324	602,767
Archer-Daniels-Midland Co.	50,341	2,427,443
Brown-Forman Corp., Class B	991	99,278
Campbell Soup Co.	5,753	274,130
Coca-Cola Co. (The)	37,652	1,477,088
Coca-Cola Enterprises, Inc.	5,953	258,598
ConAgra Foods, Inc.	13,819	604,167
Constellation Brands, Inc., Class A	1,579	183,195
Dr Pepper Snapple Group, Inc.	2,744	200,037
General Mills, Inc.	10,594	590,298
Hershey Co. (The)	2,667	236,910
Hormel Foods Corp.	5,402	304,511
J.M. Smucker Co. (The)	1,622	175,841
Kellogg Co.	7,538	472,633
Keurig Green Mountain, Inc.	1,341	102,761
Kraft Foods Group, Inc.	7,001	596,065
McCormick & Co., Inc.	1,796	145,386
Mead Johnson Nutrition Co.	1,577	142,277
Molson Coors Brewing Co., Class B	1,822	127,194
Mondelez International, Inc., Class A	26,890	1,106,255
Monster Beverage Corp.*	589	78,938
PepsiCo, Inc.	23,164	2,162,128
Philip Morris International, Inc.	11,843	949,453
Reynolds American, Inc.	3,779	282,140
Tyson Foods, Inc., Class A	30,868	1,315,903
Total Food, Beverage & Tobacco		14,915,396

The accompanying notes are an integral part of these financial statements.

15

SCHEDULE OF INVESTMENTS — continued

RevenueShares Large Cap Fund

June 30, 2015

Investments	Shares	Value
Health Care Equipment & Services—9.7%
Abbott Laboratories	13,471	$661,157
Aetna, Inc.	15,683	1,998,955
AmerisourceBergen Corp.	36,543	3,885,983
Anthem, Inc.	14,938	2,451,923
Baxter International, Inc.	7,854	549,230
Becton Dickinson & Co.	2,000	283,300
Boston Scientific Corp.*	13,635	241,339
C.R. Bard, Inc.	691	117,954
Cardinal Health, Inc.	33,101	2,768,899
Cerner Corp.*	1,709	118,024
Cigna Corp.	7,592	1,229,904
DaVita HealthCare Partners, Inc.*	5,289	420,317
DENTSPLY International, Inc.	1,782	91,862
Edwards Lifesciences Corp.*	514	73,209
Express Scripts Holding Co.*(a)	38,102	3,388,792
HCA Holdings, Inc.*	14,762	1,339,209
Henry Schein, Inc.*	2,350	333,982
Humana, Inc.	8,287	1,585,137
Intuitive Surgical, Inc.*	141	68,315
Laboratory Corp. of America
Holdings*	1,739	210,802
McKesson Corp.	20,193	4,539,588
Medtronic PLC	7,416	549,526
Patterson Cos., Inc.	2,856	138,944
Quest Diagnostics, Inc.	3,397	246,350
St. Jude Medical, Inc.	2,483	181,433
Stryker Corp.	3,369	321,975
Tenet Healthcare Corp.*	10,857	628,403
UnitedHealth Group, Inc.	36,924	4,504,728
Universal Health Services, Inc., Class B	2,103	298,836
Varian Medical Systems, Inc.*	1,176	99,172
Zimmer Biomet Holdings, Inc.	1,376	150,300
Total Health Care Equipment & Services		33,477,548

Household & Personal Products—1.3%
Clorox Co. (The)	1,746	181,619
Colgate-Palmolive Co.	8,432	551,537
Estee Lauder Cos., Inc., (The), Class A	4,089	354,353
Kimberly-Clark Corp.	6,205	657,544
Procter & Gamble Co. (The)	33,278	2,603,670
Total Household & Personal Products		4,348,723
Insurance—4.4%
ACE Ltd.	5,926	602,556
Aflac, Inc.	11,691	727,180
Allstate Corp. (The)	17,371	1,126,857
American International Group, Inc.	33,716	2,084,323
Aon PLC	3,783	377,089
Assurant, Inc.	5,128	343,576
Chubb Corp. (The)	4,690	446,207
Cincinnati Financial Corp.	3,258	163,487
Genworth Financial, Inc., Class A*	36,892	279,273
Hartford Financial Services
Group, Inc. (The)	14,534	604,178
Lincoln National Corp.	7,458	441,663
Loews Corp.	11,745	452,300
Marsh & McLennan Cos., Inc.	7,169	406,482
MetLife, Inc.	43,760	2,450,122

Investments	Shares	Value
Principal Financial Group, Inc.	6,719	$344,618
Progressive Corp. (The)	23,078	642,261
Prudential Financial, Inc.	22,312	1,952,746
Torchmark Corp.	2,238	130,296
Travelers Cos., Inc.	8,920	862,207
Unum Group	9,485	339,089
XL Group PLC	5,406	201,103
Total Insurance		14,977,613

Materials—3.7%
Air Products & Chemicals, Inc.	2,351	321,687
Airgas, Inc.	1,584	167,555
Alcoa, Inc.	66,698	743,683
Allegheny Technologies, Inc.	4,429	133,756
Avery Dennison Corp.	3,321	202,382
Ball Corp.(a)	3,828	268,534
CF Industries Holdings, Inc.	2,620	168,414
Dow Chemical Co. (The)	34,547	1,767,770
E.I. du Pont de Nemours & Co.	16,028	1,024,991
Eastman Chemical Co.	4,023	329,162
Ecolab, Inc.	4,071	460,308
FMC Corp.	2,120	111,406
Freeport-McMoRan, Inc.	33,829	629,896
International Flavors & Fragrances, Inc.	950	103,825
International Paper Co.	14,280	679,585
LyondellBasell Industries NV, Class A	13,529	1,400,522
Martin Marietta Materials, Inc.	620	87,736
MeadWestvaco Corp.	3,682	173,754
Monsanto Co.	4,531	482,959
Mosaic Co. (The)	6,745	316,003
Newmont Mining Corp.	10,049	234,745
Nucor Corp.	13,936	614,159
Owens-Illinois, Inc.*	9,017	206,850
PPG Industries, Inc.	7,008	803,958
Praxair, Inc.	3,224	385,429
Sealed Air Corp.	4,952	254,434
Sherwin-Williams Co. (The)	1,386	381,178
Sigma-Aldrich Corp.	659	91,832
Vulcan Materials Co.	1,141	95,764
Total Materials		12,642,277

Media—3.1%
Cablevision Systems Corp., Class A	8,795	210,552
CBS Corp., Class B	7,783	431,957
Comcast Corp., Class A	38,167	2,295,363
DIRECTV*	11,927	1,106,706
Discovery Communications, Inc.,
Class A*(a)	6,300	209,538
Discovery Communications, Inc.,
Class C*	6,717	208,764
Gannett Co., Inc.*	2,706	37,857
Interpublic Group of Cos., Inc. (The)	12,424	239,411
News Corp., Class A*	19,997	291,756
Omnicom Group, Inc.	6,867	477,188
Scripps Networks Interactive, Inc.,
Class A	1,306	85,373
TEGNA, Inc.	5,412	173,563
Time Warner Cable, Inc.	4,254	757,935

The accompanying notes are an integral part of these financial statements.

16

SCHEDULE OF INVESTMENTS — continued

RevenueShares Large Cap Fund

June 30, 2015

Investments	Shares	Value
Media (continued)
Time Warner, Inc.	10,440	$912,561
Twenty-First Century Fox, Inc.,
Class A	32,870	1,069,754
Viacom, Inc., Class B	6,848	442,655
Walt Disney Co. (The)	14,714	1,679,456
Total Media		10,630,389

Pharmaceuticals, Biotechnology & Life Sciences—3.4%
AbbVie, Inc.	9,911	665,920
Agilent Technologies, Inc.	4,640	179,011
Alexion Pharmaceuticals, Inc.*	434	78,454
Allergan PLC*	1,611	488,874
Amgen, Inc.	4,313	662,132
Biogen, Inc.*	852	344,157
Bristol-Myers Squibb Co.	7,942	528,461
Celgene Corp.*	2,351	272,093
Eli Lilly & Co.	7,708	643,541
Endo International PLC*	1,220	97,173
Gilead Sciences, Inc.	7,606	890,510
Hospira, Inc.*	1,704	151,162
Johnson & Johnson	24,498	2,387,575
Mallinckrodt PLC*	801	94,294
Merck & Co., Inc.	23,495	1,337,570
Mylan NV*	3,635	246,671
PerkinElmer, Inc.	1,391	73,222
Perrigo Co. PLC	720	133,078
Pfizer, Inc.	47,507	1,592,910
Regeneron Pharmaceuticals, Inc.*	204	104,066
Thermo Fisher Scientific, Inc.	4,325	561,212
Vertex Pharmaceuticals, Inc.*	152	18,769
Waters Corp.*	465	59,697
Zoetis, Inc.	3,142	151,507
Total Pharmaceuticals, Biotechnology &
Life Sciences		11,762,059

Real Estate—0.7%
American Tower Corp.	1,468	136,950
Apartment Investment &
Management Co., Class A	778	28,731
AvalonBay Communities, Inc.	367	58,672
Boston Properties, Inc.	599	72,503
CBRE Group, Inc., Class A*	8,276	306,212
Crown Castle International Corp.	1,500	120,450
Equinix, Inc.	382	97,028
Equity Residential	1,181	82,871
Essex Property Trust, Inc.	184	39,100
General Growth Properties, Inc.	3,164	81,188
HCP, Inc.	2,029	73,998
Health Care REIT, Inc.	1,632	107,108
Host Hotels & Resorts, Inc.	8,814	174,782
Iron Mountain, Inc.	3,127	96,937
Kimco Realty Corp.	1,444	32,548
Macerich Co. (The)	481	35,883
Plum Creek Timber Co., Inc.	1,284	52,092
Prologis, Inc.	1,606	59,583
Public Storage	414	76,329
Realty Income Corp.	686	30,451
Simon Property Group, Inc.	929	160,736
SL Green Realty Corp.	442	48,571

Investments	Shares	Value
Ventas, Inc.	1,640	$101,828
Vornado Realty Trust	836	79,361
Weyerhaeuser Co.	7,432	234,108
Total Real Estate		2,388,020

Retailing—6.0%
Amazon.com, Inc.*	7,070	3,069,016
AutoNation, Inc.*	10,183	641,325
AutoZone, Inc.*	465	310,109
Bed Bath & Beyond, Inc.*(a)	5,326	367,387
Best Buy Co., Inc.	35,349	1,152,731
CarMax, Inc.*	5,917	391,765
Dollar General Corp.	7,523	584,838
Dollar Tree, Inc.*	3,288	259,719
Expedia, Inc.	1,816	198,580
Family Dollar Stores, Inc.	4,379	345,109
GameStop Corp., Class A(a)	7,006	300,978
Gap, Inc. (The)	13,816	527,357
Genuine Parts Co.	5,570	498,682
Home Depot, Inc. (The)	23,616	2,624,446
Kohl’s Corp.	9,898	619,714
L Brands, Inc.	4,224	362,124
Lowe’s Cos., Inc.	25,347	1,697,489
Macy’s, Inc.	13,054	880,753
Netflix, Inc.*	298	195,768
Nordstrom, Inc.	5,559	414,146
O’Reilly Automotive, Inc.*	1,098	248,126
Priceline Group, Inc. (The)*	241	277,480
Ross Stores, Inc.	6,895	335,166
Staples, Inc.	46,411	710,552
Target Corp.	27,119	2,213,724
Tiffany & Co.	1,478	135,680
TJX Cos., Inc. (The)	13,867	917,579
Tractor Supply Co.	2,111	189,863
TripAdvisor, Inc.*	500	43,570
Urban Outfitters, Inc.*	2,933	102,655
Total Retailing		20,616,431

Semiconductors & Semiconductor Equipment—1.2%
Altera Corp.	1,222	62,566
Analog Devices, Inc.	1,473	94,545
Applied Materials, Inc.	15,543	298,736
Avago Technologies Ltd.	1,219	162,042
Broadcom Corp., Class A	5,201	267,799
First Solar, Inc.*	1,854	87,101
Intel Corp.	57,491	1,748,589
KLA-Tencor Corp.	1,677	94,264
Lam Research Corp.	1,896	154,240
Linear Technology Corp.	1,008	44,584
Microchip Technology, Inc.(a)	1,370	64,972
Micron Technology, Inc.*	19,232	362,331
NVIDIA Corp.	6,516	131,037
Qorvo, Inc.*	463	37,165
Skyworks Solutions, Inc.	769	80,053
Texas Instruments, Inc.	8,148	419,703
Xilinx, Inc.	1,708	75,425
Total Semiconductors &
Semiconductor Equipment		4,185,152

The accompanying notes are an integral part of these financial statements.

17

SCHEDULE OF INVESTMENTS — continued

RevenueShares Large Cap Fund

June 30, 2015

Investments	Shares	Value
Software & Services—4.6%
Accenture PLC, Class A	10,362	$1,002,834
Adobe Systems, Inc.*	1,800	145,818
Akamai Technologies, Inc.*	881	61,511
Alliance Data Systems Corp.*	636	185,674
Autodesk, Inc.*	1,408	70,506
Automatic Data Processing, Inc.	4,328	347,235
CA, Inc.	4,765	139,567
Citrix Systems, Inc.*	1,481	103,907
Cognizant Technology Solutions Corp.,
Class A*	5,630	343,937
Computer Sciences Corp.	6,301	413,598
eBay, Inc.*	9,821	591,617
Electronic Arts, Inc.*	1,965	130,672
Facebook, Inc., Class A*	5,400	463,131
Fidelity National Information
Services, Inc.	3,367	208,081
Fiserv, Inc.*	2,075	171,872
Google, Inc., Class A*	2,040	1,101,682
Google, Inc., Class C*	2,107	1,096,715
International Business Machines Corp.	17,368	2,825,079
Intuit, Inc.	1,450	146,116
MasterCard, Inc., Class A	3,315	309,886
Microsoft Corp.	65,427	2,888,602
Oracle Corp.	28,176	1,135,493
Paychex, Inc.	1,789	83,868
Red Hat, Inc.*	646	49,051
salesforce.com, Inc.*	1,952	135,918
Symantec Corp.	9,148	212,691
Teradata Corp.*(a)	2,287	84,619
Total System Services, Inc.	1,943	81,159
VeriSign, Inc.*(a)	530	32,712
Visa, Inc., Class A	6,183	415,188
Western Union Co. (The)	8,678	176,424
Xerox Corp.	58,847	626,132
Yahoo!, Inc.*	3,753	147,455
Total Software & Services		15,928,750
Technology Hardware & Equipment—4.5%
Amphenol Corp., Class A	3,127	181,272
Apple, Inc.	51,585	6,470,049
Cisco Systems, Inc.	53,743	1,475,783
Corning, Inc.	15,232	300,528
EMC Corp.	29,646	782,358
F5 Networks, Inc.*	441	53,074
FLIR Systems, Inc.	1,616	49,805
Harris Corp.	2,084	160,281
Hewlett-Packard Co.	112,385	3,372,674
Juniper Networks, Inc.	5,425	140,887
Motorola Solutions, Inc.	3,330	190,942
NetApp, Inc.	6,127	193,368
QUALCOMM, Inc.	13,316	833,981
SanDisk Corp.	3,274	190,612
Seagate Technology PLC	8,664	411,540
TE Connectivity Ltd.	6,281	403,868
Western Digital Corp.	5,417	424,801
Total Technology Hardware & Equipment		15,635,823

Investments	Shares	Value
Telecommunication Services—2.8%
AT&T, Inc.	125,191	$4,446,784
CenturyLink, Inc.	18,310	537,948
Frontier Communications Corp.	32,929	162,999
Level 3 Communications, Inc.*	4,334	228,272
Verizon Communications, Inc.	89,169	4,156,167
Total Telecommunication Services		9,532,170

Transportation—2.7%
American Airlines Group, Inc.	35,010	1,398,124
C.H. Robinson Worldwide, Inc.	6,996	436,480
CSX Corp.	11,972	390,886
Delta Air Lines, Inc.	32,894	1,351,286
Expeditors International of
Washington, Inc.	4,648	214,296
FedEx Corp.	8,604	1,466,122
JB Hunt Transport Services, Inc.	1,854	152,195
Kansas City Southern	896	81,715
Norfolk Southern Corp.	4,122	360,098
Ryder System, Inc.	2,360	206,193
Southwest Airlines Co.	18,310	605,878
Union Pacific Corp.	7,784	742,360
United Parcel Service, Inc., Class B	19,125	1,853,404
Total Transportation		9,259,037

Utilities—3.1%
AES Corp.	40,561	537,839
AGL Resources, Inc.	3,170	147,595
Ameren Corp.	4,928	185,687
American Electric Power Co., Inc.	10,384	550,040
CenterPoint Energy, Inc.	14,401	274,051
CMS Energy Corp.	6,882	219,123
Consolidated Edison, Inc.	7,152	413,958
Dominion Resources, Inc.	5,906	394,934
DTE Energy Co.	4,981	371,782
Duke Energy Corp.	10,314	728,375
Edison International	7,367	409,458
Entergy Corp.	5,635	397,267
Eversource Energy	5,575	253,161
Exelon Corp.	27,907	876,838
FirstEnergy Corp.	14,104	459,085
NextEra Energy, Inc.	5,670	555,830
NiSource, Inc.	4,281	195,171
NRG Energy, Inc.	21,823	499,310
Pepco Holdings, Inc.	6,029	162,421
PG&E Corp.	11,062	543,144
Pinnacle West Capital Corp.	2,002	113,894
PPL Corp.	12,807	377,422
Public Service Enterprise Group, Inc.	8,772	344,564
SCANA Corp.	3,071	155,546
Sempra Energy	3,440	340,354
Southern Co. (The)	13,862	580,818
TECO Energy, Inc.	4,710	83,179
WEC Energy Group, Inc.	5,847	262,940
Xcel Energy, Inc.	11,550	371,679
Total Utilities		10,805,465

Total Common Stocks
(Cost $276,522,101)		343,083,698

The accompanying notes are an integral part of these financial statements.

18

SCHEDULE OF INVESTMENTS — continued

RevenueShares Large Cap Fund

June 30, 2015

Investments	Shares	Value
EXCHANGE TRADED FUND—0.0%†
SPDR S&P 500 ETF Trust(a)
(Cost $837)	4	$823
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—1.6%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.08% (b)
(Cost $5,455,819)	5,455,819	5,455,819
Total Investments—101.4%
(Cost $281,978,757)		348,540,340
Liabilities in Excess of Other Assets—(1.4)%		(4,858,831)
Net Assets—100.0%		$343,681,509

ETF – Exchange Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
†	Less than 0.05%
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $6,296,561; total market value of the collateral held by the fund was $6,422,300. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $966,481.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

19

SCHEDULE OF INVESTMENTS

RevenueShares Mid Cap Fund

June 30, 2015

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—0.7%
Dana Holding Corp.	54,768	$1,127,125
Gentex Corp.	14,942	245,348
Thor Industries, Inc.	11,390	641,029
Total Automobiles & Components		2,013,502

Banks—1.8%
Associated Banc-Corp.	8,656	175,457
BancorpSouth, Inc.	5,053	130,165
Bank of Hawaii Corp.	1,568	104,554
Bank of the Ozarks, Inc.	1,348	61,671
Cathay General Bancorp	2,219	72,007
City National Corp.	2,514	227,240
Commerce Bancshares, Inc.(a)	3,996	186,893
Cullen/Frost Bankers, Inc.	2,375	186,627
East West Bancorp, Inc.	3,825	171,437
First Horizon National Corp.	13,352	209,226
First Niagara Financial Group, Inc.	24,610	232,318
FirstMerit Corp.	8,710	181,429
Fulton Financial Corp.	9,288	121,301
Hancock Holding Co.	4,821	153,838
International Bancshares Corp.	3,307	88,859
New York Community Bancorp, Inc.(a)	13,474	247,652
PacWest Bancorp	3,097	144,816
Prosperity Bancshares, Inc.	2,525	145,794
Signature Bank*	1,047	153,270
SVB Financial Group*	1,608	231,520
Synovus Financial Corp.	6,241	192,348
TCF Financial Corp.	12,355	205,217
Trustmark Corp.	4,144	103,517
Umpqua Holdings Corp.	10,366	186,484
Valley National Bancorp	9,765	100,677
Washington Federal, Inc.	3,380	78,923
Webster Financial Corp.	3,650	144,358
Total Banks		4,237,598

Capital Goods—10.5%
A.O. Smith Corp.	5,954	428,569
Acuity Brands, Inc.	2,424	436,272
AECOM*	57,020	1,886,222
AGCO Corp.(a)	31,864	1,809,238
B/E Aerospace, Inc.	11,235	616,802
Carlisle Cos., Inc.	5,863	587,004
CLARCOR, Inc.	4,539	282,507
Crane Co.	8,629	506,781
Donaldson Co., Inc.	12,343	441,879
Esterline Technologies Corp.*	3,945	376,116
Fortune Brands Home & Security, Inc.	15,311	701,550
GATX Corp.	4,725	251,134
Graco, Inc.	3,108	220,761
Granite Construction, Inc.	11,285	400,730
Hubbell, Inc., Class B	5,548	600,737
Huntington Ingalls Industries, Inc.	10,629	1,196,719
IDEX Corp.	4,787	376,163
ITT Corp.	11,054	462,499
KBR, Inc.	55,944	1,089,789
Kennametal, Inc.	14,977	511,015
KLX, Inc.*	7,277	321,134
Lennox International, Inc.	5,406	582,172
Lincoln Electric Holdings, Inc.	7,933	483,040

Investments	Shares	Value
MSC Industrial Direct Co., Inc.,
Class A	7,297	$509,112
Nordson Corp.	3,866	301,123
NOW, Inc.*(a)	32,944	655,915
Orbital ATK, Inc.	11,188	820,752
Oshkosh Corp.	25,853	1,095,650
Regal-Beloit Corp.	8,049	584,277
SPX Corp.	11,610	840,448
Teledyne Technologies, Inc.*	4,050	427,316
Terex Corp.	54,516	1,267,497
Timken Co.	14,331	524,085
Trinity Industries, Inc.	38,903	1,028,206
Triumph Group, Inc.	9,869	651,255
Valmont Industries, Inc.	4,444	528,258
Wabtec Corp.	5,770	543,765
Watsco, Inc.	5,857	724,745
Woodward, Inc.	6,777	372,667
Total Capital Goods		25,443,904

Commercial & Professional Services—3.9%
CEB, Inc.	1,923	167,416
Clean Harbors, Inc.*	10,871	584,208
Copart, Inc.*	5,934	210,538
Deluxe Corp.	4,787	296,794
FTI Consulting, Inc.*	7,696	317,383
Herman Miller, Inc.	12,010	347,449
HNI Corp.	8,063	412,423
Manpowergroup, Inc.	41,458	3,705,516
MSA Safety, Inc.	4,177	202,626
R.R. Donnelley & Sons Co.	116,476	2,030,177
Rollins, Inc.	9,527	271,805
Towers Watson & Co., Class A	4,695	590,631
Waste Connections, Inc.	7,826	368,761
Total Commercial & Professional Services		9,505,727

Consumer Durables & Apparel—3.9%
Brunswick Corp.	12,765	649,228
Carter’s, Inc.	4,919	522,890
Deckers Outdoor Corp.*	3,946	283,994
Jarden Corp.*	28,206	1,459,661
Kate Spade & Co.*	8,402	180,979
KB Home(a)	30,703	509,670
MDC Holdings, Inc.(a)	10,754	322,297
NVR, Inc.*	654	876,360
Polaris Industries, Inc.	5,683	841,709
Skechers U.S.A., Inc., Class A*	15,739	1,727,985
Tempur Sealy International, Inc.*	8,390	552,901
Toll Brothers, Inc.*	20,125	768,574
Tupperware Brands Corp.	6,860	442,744
Vista Outdoor, Inc.*	7,906	354,979
Total Consumer Durables & Apparel		9,493,971

Consumer Services—1.9%
Apollo Education Group, Inc.*	32,296	415,972
Brinker International, Inc.	9,159	528,016
Buffalo Wild Wings, Inc.*	1,798	281,729
Cheesecake Factory, Inc.	6,620	361,022
DeVry Education Group, Inc.	10,331	309,723
Domino’s Pizza, Inc.	3,320	376,488
Dunkin’ Brands Group, Inc.(a)	2,567	141,185
Graham Holdings Co., Class B	590	634,280

The accompanying notes are an integral part of these financial statements.

20

SCHEDULE OF INVESTMENTS — continued

RevenueShares Mid Cap Fund

June 30, 2015

Investments	Shares	Value
Consumer Services (continued)
International Speedway Corp.,
Class A	3,208	$117,637
Panera Bread Co., Class A*	2,540	443,916
Service Corp. International	18,322	539,216
Sotheby’s	3,623	163,905
Wendy’s Co. (The)(a)	31,735	357,971
Total Consumer Services		4,671,060

Diversified Financials—1.2%
CBOE Holdings, Inc.	1,832	104,827
Eaton Vance Corp.	6,383	249,767
Federated Investors, Inc., Class B	4,509	151,006
Janus Capital Group, Inc.(a)	10,056	172,159
MSCI, Inc.	2,977	183,234
Raymond James Financial, Inc.	14,801	881,844
SEI Investments Co.	4,700	230,441
SLM Corp.*	11,998	118,420
Stifel Financial Corp.*	6,843	395,115
Waddell & Reed Financial, Inc.,
Class A	5,815	275,108
WisdomTree Investments, Inc.(a)	1,621	35,605
Total Diversified Financials		2,797,526

Energy—8.6%
Atwood Oceanics, Inc.(a)	7,315	193,408
California Resources Corp.	88,039	531,755
Denbury Resources, Inc.(a)	56,102	356,809
Dresser-Rand Group, Inc.*	5,589	476,071
Dril-Quip, Inc.*	2,284	171,871
Energen Corp.	3,109	212,345
Gulfport Energy Corp.*	2,991	120,388
Helix Energy Solutions Group, Inc.*	13,028	164,544
HollyFrontier Corp.	78,491	3,350,781
Nabors Industries Ltd.	81,805	1,180,446
Oceaneering International, Inc.	13,281	618,762
Oil States International, Inc.*	7,417	276,135
Patterson-UTI Energy, Inc.	27,237	512,464
QEP Resources, Inc.	18,478	342,028
Rosetta Resources, Inc.*	6,676	154,483
Rowan Cos. PLC, Class A	17,030	359,503
SM Energy Co.	8,899	410,422
Superior Energy Services, Inc.	35,873	754,768
Tidewater, Inc.(a)	11,125	252,871
Unit Corp.*	8,588	232,906
Western Refining, Inc.	57,197	2,494,933
World Fuel Services Corp.	149,242	7,156,154
WPX Energy, Inc.*	38,013	466,800
Total Energy		20,790,647

Food & Staples Retailing—2.0%
Casey’s General Stores, Inc.	4,760	455,722
SUPERVALU, Inc.*	366,967	2,968,763
United Natural Foods, Inc.*	20,785	1,323,589
Total Food & Staples Retailing		4,748,074

Investments	Shares	Value
Food, Beverage & Tobacco—2.5%
Boston Beer Co., Inc. (The),
Class A*(a)	663	$153,809
Dean Foods Co.	95,858	1,550,024
Flowers Foods, Inc.	31,238	660,684
Hain Celestial Group, Inc. (The)*	6,377	419,989
Ingredion, Inc.	12,407	990,203
Lancaster Colony Corp.	2,106	191,330
Post Holdings, Inc.*(a)	11,861	639,664
Tootsie Roll Industries, Inc.(a)	3,012	97,318
TreeHouse Foods, Inc.*	7,822	633,816
WhiteWave Foods Co. (The)*	12,948	632,898
Total Food, Beverage & Tobacco		5,969,735

Health Care Equipment & Services—8.8%
Align Technology, Inc.*	2,255	141,411
Allscripts Healthcare Solutions, Inc.*	17,066	233,463
Centene Corp.*	39,303	3,159,961
Community Health Systems, Inc.*	62,739	3,950,675
Cooper Cos., Inc. (The)	1,783	317,321
Halyard Health, Inc.*	7,028	284,634
Health Net, Inc.*	42,440	2,721,253
Hill-Rom Holdings, Inc.	5,689	309,083
HMS Holdings Corp.*	4,581	78,656
Hologic, Inc.*	12,299	468,100
IDEXX Laboratories, Inc.*	5,845	374,898
LifePoint Hospitals, Inc.*	11,295	982,100
MEDNAX, Inc.*	6,286	465,855
Molina Healthcare, Inc.*	15,653	1,100,406
Omnicare, Inc.	12,445	1,172,941
Owens & Minor, Inc.	50,756	1,725,704
ResMed, Inc.	4,975	280,441
Sirona Dental Systems, Inc.*	2,086	209,476
STERIS Corp.(a)	4,684	301,837
Teleflex, Inc.	2,474	335,103
Thoratec Corp.*	1,888	84,148
VCA, Inc.*	6,676	363,208
WellCare Health Plans, Inc.*	27,290	2,315,011
Total Health Care Equipment & Services		21,375,685

Household & Personal Products—1.3%
Avon Products, Inc.(a)	225,769	1,413,314
Church & Dwight Co., Inc.	7,215	585,353
Energizer Holdings, Inc.*	5,809	764,174
Energizer SpinCo, Inc.*	10,559	359,006
Total Household & Personal Products		3,121,847

Insurance—5.7%
Alleghany Corp.*	1,905	892,988
American Financial Group, Inc.	16,055	1,044,217
Arthur J. Gallagher & Co.	17,861	844,825
Aspen Insurance Holdings Ltd.	10,069	482,305
Brown & Brown, Inc.	8,676	285,093
CNO Financial Group, Inc.	39,112	717,705
Everest Re Group Ltd.	5,849	1,064,577
First American Financial Corp.	24,413	908,408
Hanover Insurance Group, Inc. (The)	12,522	927,004
HCC Insurance Holdings, Inc.	6,252	480,404
Kemper Corp.	10,258	395,446
Mercury General Corp.	9,683	538,859
Old Republic International Corp.	61,515	961,479

The accompanying notes are an integral part of these financial statements.

21

SCHEDULE OF INVESTMENTS — continued

RevenueShares Mid Cap Fund

June 30, 2015

Investments	Shares	Value
Insurance (continued)
Primerica, Inc.	5,244	$239,598
Reinsurance Group of America, Inc.	20,193	1,915,710
RenaissanceRe Holdings Ltd.	2,206	223,931
StanCorp Financial Group, Inc.	6,511	492,297
W.R. Berkley Corp.	25,123	1,304,637
Total Insurance		13,719,483

Materials—8.8%
Albemarle Corp.	8,426	465,705
AptarGroup, Inc.	6,990	445,752
Ashland, Inc.	8,684	1,058,580
Bemis Co., Inc.	16,813	756,753
Cabot Corp.	15,568	580,531
Carpenter Technology Corp.	9,447	365,410
Commercial Metals Co.	76,579	1,231,390
Compass Minerals International, Inc.	2,676	219,807
Cytec Industries, Inc.	5,970	361,364
Domtar Corp.	22,859	946,363
Eagle Materials, Inc.	2,180	166,399
Greif, Inc., Class A	19,327	692,873
Louisiana-Pacific Corp.*	19,998	340,566
Minerals Technologies, Inc.	5,111	348,212
NewMarket Corp.	906	402,164
Olin Corp.	13,963	376,303
Packaging Corp. of America	15,499	968,533
PolyOne Corp.	17,082	669,102
Reliance Steel & Aluminum Co.	29,871	1,806,598
Rock-Tenn Co., Class A	1	60
Royal Gold, Inc.	701	43,175
RPM International, Inc.	15,975	782,296
Scotts Miracle-Gro Co., (The),
Class A	8,664	512,996
Sensient Technologies Corp.	3,738	255,455
Silgan Holdings, Inc.	12,882	679,654
Sonoco Products Co.	20,334	871,515
Steel Dynamics, Inc.	75,887	1,571,999
TimkenSteel Corp.	10,275	277,322
United States Steel Corp.(a)	125,230	2,582,243
Valspar Corp. (The)	9,877	808,136
Worthington Industries, Inc.	21,866	657,292
Total Materials		21,244,548
Media—1.5%
AMC Networks, Inc., Class A*	5,176	423,656
Cinemark Holdings, Inc.	11,747	471,877
DreamWorks Animation SKG, Inc.,
Class A*(a)	4,662	122,983
John Wiley & Sons, Inc., Class A	5,654	307,408
Live Nation Entertainment, Inc.*	43,085	1,184,407
Meredith Corp.	5,097	265,808
New York Times Co., (The), Class A	20,114	274,556
Time, Inc.	24,394	561,306
Total Media		3,612,001

Pharmaceuticals, Biotechnology & Life Sciences—0.6%
Akorn, Inc.*(a)	2,393	104,478
Bio-Rad Laboratories, Inc., Class A*	2,593	390,532
Bio-Techne Corp.	653	64,301
Charles River Laboratories
International, Inc.*	3,301	232,192

Investments	Shares	Value
Mettler-Toledo International, Inc.*	1,299	$443,557
United Therapeutics Corp.*	1,284	223,352
Total Pharmaceuticals, Biotechnology &
Life Sciences		1,458,412

Real Estate—2.2%
Alexander & Baldwin, Inc.	2,784	109,690
Alexandria Real Estate Equities, Inc.	1,455	127,254
American Campus Communities, Inc.	3,425	129,088
BioMed Realty Trust, Inc.	5,896	114,029
Camden Property Trust	2,044	151,828
Communications Sales & Leasing, Inc.	76	1,879
Corporate Office Properties Trust	4,315	101,575
Corrections Corp. of America	8,743	289,218
Douglas Emmett, Inc.	3,831	103,207
Duke Realty Corp.	11,741	218,030
Equity One, Inc.	2,597	60,614
Extra Space Storage, Inc.	1,773	115,635
Federal Realty Investment Trust	943	120,789
Highwoods Properties, Inc.	2,686	107,306
Home Properties, Inc.	1,679	122,651
Hospitality Properties Trust	10,835	312,265
Jones Lang LaSalle, Inc.	5,922	1,012,662
Kilroy Realty Corp.	1,365	91,660
Lamar Advertising Co., Class A	4,001	229,977
LaSalle Hotel Properties	5,666	200,916
Liberty Property Trust	4,306	138,739
Mack-Cali Realty Corp.	5,916	109,032
Mid-America Apartment
Communities, Inc.	2,446	178,093
National Retail Properties, Inc.	2,210	77,372
Omega Healthcare Investors, Inc.	2,588	88,846
Potlatch Corp.	3,001	105,995
Rayonier, Inc.	4,210	107,566
Regency Centers Corp.	1,675	98,792
Senior Housing Properties Trust	8,658	151,948
Tanger Factory Outlet Centers, Inc.	2,327	73,766
Taubman Centers, Inc.	1,514	105,223
UDR, Inc.	4,569	146,345
Urban Edge Properties	2,548	52,973
Weingarten Realty Investors	2,885	94,311
WP GLIMCHER, Inc.	9,486	128,346
Total Real Estate		5,377,620

Retailing—10.0%
Aaron’s, Inc.	15,393	557,381
Abercrombie & Fitch Co., Class A(a)	33,252	715,250
Advance Auto Parts, Inc.	11,245	1,791,216
American Eagle Outfitters, Inc.	34,201	588,941
ANN, Inc.*	9,369	452,429
Ascena Retail Group, Inc.*	51,459	857,050
Big Lots, Inc.	19,910	895,751
Cabela’s, Inc.*(a)	34,492	1,723,910
Chico’s FAS, Inc.	27,944	464,709
CST Brands, Inc.	45,876	1,791,917
Dick’s Sporting Goods, Inc.	21,510	1,113,573
Foot Locker, Inc.	19,230	1,288,602
Guess?, Inc.	23,119	443,191
HSN, Inc.	9,581	672,490
JC Penney Co., Inc.*(a)	263,209	2,229,380
LKQ Corp.*	42,307	1,279,575

The accompanying notes are an integral part of these financial statements.

22

SCHEDULE OF INVESTMENTS — continued

RevenueShares Mid Cap Fund

June 30, 2015

Investments	Shares	Value
Retailing (continued)
Murphy USA, Inc.*	44,029	$2,457,699
Office Depot, Inc.*	313,962	2,718,911
Rent-A-Center, Inc.	18,660	529,011
Signet Jewelers Ltd.	6,078	779,443
Williams-Sonoma, Inc.	9,904	814,802
Total Retailing		24,165,231

Semiconductors & Semiconductor Equipment—1.2%
Advanced Micro Devices, Inc.*(a)	375,274	900,658
Atmel Corp.	24,835	244,749
Cree, Inc.*(a)	9,969	259,493
Cypress Semiconductor Corp.*	10,989	129,231
Fairchild Semiconductor
International, Inc.*	13,843	240,591
Integrated Device Technology, Inc.*	3,713	80,572
Intersil Corp., Class A	7,508	93,925
Semtech Corp.*	4,832	95,915
Silicon Laboratories, Inc.*	2,033	109,802
SunEdison, Inc.*	13,152	393,376
Teradyne, Inc.	14,398	277,738
Total Semiconductors & Semiconductor
Equipment		2,826,050

Software & Services—3.8%
ACI Worldwide, Inc.*	7,353	180,663
Acxiom Corp.*	10,033	176,380
Advent Software, Inc.	1,670	73,831
ANSYS, Inc.*	1,873	170,892
Broadridge Financial Solutions, Inc.	8,948	447,489
Cadence Design Systems, Inc.*	14,538	285,817
CDK Global, Inc.	6,621	357,402
CommVault Systems, Inc.*	2,443	103,608
Convergys Corp.	21,385	545,104
CoreLogic, Inc.*	7,011	278,267
DST Systems, Inc.	4,042	509,211
FactSet Research Systems, Inc.	1,004	163,160
Fair Isaac Corp.	1,610	146,156
Fortinet, Inc.*	3,423	141,473
Gartner, Inc.*	4,207	360,876
Global Payments, Inc.	4,464	461,801
Informatica Corp.*	3,920	190,002
Jack Henry & Associates, Inc.	3,408	220,498
Leidos Holdings, Inc.	23,167	935,252
Manhattan Associates, Inc.*	1,536	91,622
MAXIMUS, Inc.	4,936	324,443
Mentor Graphics Corp.	7,947	210,039
NeuStar, Inc., Class A*(a)	6,116	178,648
PTC, Inc.*	5,891	241,649
Rackspace Hosting, Inc.*	8,966	333,446
Rovi Corp.*(a)	5,568	88,810
Science Applications International Corp.	13,532	715,166
SolarWinds, Inc.*	1,700	78,421
Solera Holdings, Inc.	3,972	176,992
Synopsys, Inc.*	7,639	386,915
Tyler Technologies, Inc.*	723	93,542
Ultimate Software Group, Inc. (The)*	586	96,303
VeriFone Systems, Inc.*	9,634	327,171
WEX, Inc.*	1,309	149,187
Total Software & Services		9,240,236

Investments	Shares	Value
Technology Hardware & Equipment—12.8%
3D Systems Corp.*(a)	5,847	$114,133
ARRIS Group, Inc.*	30,129	921,947
Arrow Electronics, Inc.*	69,630	3,885,354
Avnet, Inc.	117,570	4,833,303
Belden, Inc.	5,004	406,475
Ciena Corp.*	15,812	374,428
Cognex Corp.	1,851	89,033
Diebold, Inc.	14,651	512,785
FEI Co.	2,024	167,850
Ingram Micro, Inc., Class A*	313,469	7,846,129
InterDigital, Inc./PA	1,385	78,793
IPG Photonics Corp.*(a)	1,577	134,321
Jabil Circuit, Inc.	118,388	2,520,480
JDS Uniphase Corp.*	24,993	289,419
Keysight Technologies, Inc.*	16,182	504,717
Knowles Corp.*(a)	10,314	186,683
Lexmark International, Inc., Class A	14,702	649,828
National Instruments Corp.	7,241	213,320
NCR Corp.*	34,987	1,053,109
Plantronics, Inc.	2,627	147,926
Polycom, Inc.*	18,749	214,489
Tech Data Corp.*	79,587	4,581,028
Trimble Navigation Ltd.*	18,673	438,069
Vishay Intertechnology, Inc.	36,657	428,154
Zebra Technologies Corp., Class A*	3,632	403,334
Total Technology Hardware & Equipment		30,995,107

Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	31,045	912,723

Transportation—2.2%
Alaska Air Group, Inc.	15,741	1,014,192
Con-way, Inc.	26,169	1,004,104
Genesee & Wyoming, Inc., Class A*	3,743	285,142
JetBlue Airways Corp.*(a)	55,307	1,148,173
Kirby Corp.*	6,054	464,100
Landstar System, Inc.	8,833	590,663
Old Dominion Freight Line, Inc.*	7,319	502,120
Werner Enterprises, Inc.	14,063	369,154
Total Transportation		5,377,648

Utilities—3.7%
Alliant Energy Corp.	10,142	585,396
Aqua America, Inc.	5,665	138,736
Atmos Energy Corp.	17,111	877,452
Black Hills Corp.	5,549	242,214
Cleco Corp.	4,253	229,024
Great Plains Energy, Inc.	18,406	444,689
Hawaiian Electric Industries, Inc.	18,252	542,632
IDACORP, Inc.	4,027	226,076
MDU Resources Group, Inc.	40,815	797,117
National Fuel Gas Co.	6,102	359,347
OGE Energy Corp.	14,605	417,265
ONE Gas, Inc.	7,298	310,603
PNM Resources, Inc.	10,301	253,404
Questar Corp.	9,693	202,680
Talen Energy Corp.*	29,374	504,058
UGI Corp.	40,824	1,406,387
Vectren Corp.	11,285	434,247

The accompanying notes are an integral part of these financial statements.

23

SCHEDULE OF INVESTMENTS — continued

RevenueShares Mid Cap Fund

June 30, 2015

Investments	Shares	Value
Utilities (continued)
Westar Energy, Inc.	13,252	$453,483
WGL Holdings, Inc.	9,344	507,286
Total Utilities		8,932,096

Total Common Stocks
(Cost $209,417,861)		242,030,431
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—4.2%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.08% (b)
(Cost $10,323,391)	10,323,391	10,323,391
Total Investments—104.2%
(Cost $219,741,252)		252,353,822
Liabilities in Excess of Other Assets—(4.2)%		(10,261,774)
Net Assets—100.0%		$242,092,048

PLC – Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $14,482,831; total market value of the collateral held by the fund was $14,976,769. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,653,378.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

24

SCHEDULE OF INVESTMENTS

RevenueShares Small Cap Fund

June 30, 2015

Investments	Shares	Value
COMMON STOCKS—99.5%
Automobiles & Components—0.9%
Dorman Products, Inc.*(a)	8,961	$427,081
Drew Industries, Inc.	12,558	728,615
Gentherm, Inc.*	8,561	470,085
Standard Motor Products, Inc.	15,778	554,123
Superior Industries International, Inc.	22,041	403,571
Winnebago Industries, Inc.(a)	27,448	647,498
Total Automobiles & Components		3,230,973

Banks—2.6%
Astoria Financial Corp.	17,004	234,485
Bank Mutual Corp.	7,206	55,270
Banner Corp.	2,893	138,661
BBCN Bancorp, Inc.	11,871	175,572
BofI Holding, Inc.*	989	104,547
Boston Private Financial Holdings, Inc.	14,771	198,079
Brookline Bancorp, Inc.	10,205	115,214
Cardinal Financial Corp.	4,192	91,344
Central Pacific Financial Corp.	4,861	115,449
City Holding Co.	2,119	104,361
Columbia Banking System, Inc.	6,701	218,050
Community Bank System, Inc.	5,621	212,305
CVB Financial Corp.	9,472	166,802
Dime Community Bancshares	4,717	79,906
F.N.B. Corp.	24,534	351,327
First BanCorp*	43,808	211,155
First Commonwealth Financial Corp.	14,506	139,112
First Financial Bancorp	9,470	169,892
First Financial Bankshares, Inc.(a)	4,620	160,037
First Midwest Bancorp, Inc.	12,359	234,450
Glacier Bancorp, Inc.	7,266	213,766
Hanmi Financial Corp.	4,104	101,943
Home BancShares, Inc.	5,567	203,529
Independent Bank Corp.	3,181	149,157
LegacyTexas Financial Group, Inc.	3,382	102,136
MB Financial, Inc.	10,933	376,532
National Penn Bancshares, Inc.	18,231	205,646
NBT Bancorp, Inc.	8,116	212,396
Northwest Bancshares, Inc.	14,026	179,813
OFG Bancorp(a)	13,310	142,018
Old National Bancorp	22,321	322,762
Oritani Financial Corp.	3,821	61,327
Pinnacle Financial Partners, Inc.	2,783	151,312
PrivateBancorp, Inc.	8,416	335,125
Provident Financial Services, Inc.	8,639	164,055
S&T Bancorp, Inc.	3,803	112,531
Simmons First National Corp., Class A	3,194	149,096
Southside Bancshares, Inc.(a)	2,483	72,578
Sterling Bancorp	11,104	163,229
Susquehanna Bancshares, Inc.	28,228	398,579
Talmer Bancorp, Inc., Class A	9,432	157,986
Texas Capital Bancshares, Inc.*	5,032	313,192
Tompkins Financial Corp.	2,546	136,771
TrustCo Bank Corp.	13,165	92,550
UMB Financial Corp.	8,634	492,311
United Bankshares, Inc.	6,512	261,978
United Community Banks, Inc.	8,325	173,743
Walker & Dunlop, Inc.*	9,217	246,463
Westamerica Bancorporation(a)	2,175	110,164

Investments	Shares	Value
Wilshire Bancorp, Inc.	9,254	$116,878
Wintrust Financial Corp.	9,063	483,783
Total Banks		9,679,367

Capital Goods—14.3%
AAON, Inc.	8,852	199,347
AAR Corp.	36,252	1,155,351
Actuant Corp., Class A	34,652	800,115
Aegion Corp., Class A*	44,194	837,034
Aerojet Rocketdyne Holdings, Inc.*	44,521	917,578
Aerovironment, Inc.*	5,523	144,040
Albany International Corp., Class A	10,912	434,298
American Science & Engineering, Inc.	2,570	112,592
American Woodmark Corp.*	7,851	430,627
Apogee Enterprises, Inc.	7,995	420,857
Applied Industrial Technologies, Inc.	34,534	1,369,273
Astec Industries, Inc.	14,165	592,380
AZZ, Inc.	8,790	455,322
Barnes Group, Inc.	18,195	709,423
Briggs & Stratton Corp.	55,341	1,065,868
CIRCOR International, Inc.	8,408	458,488
Comfort Systems USA, Inc.	37,050	850,297
Cubic Corp.	16,518	785,926
Curtiss-Wright Corp.	17,182	1,244,664
DXP Enterprises, Inc.*	19,546	908,889
Dycom Industries, Inc.*	17,500	1,029,875
EMCOR Group, Inc.	78,692	3,759,117
Encore Wire Corp.	14,846	657,529
EnerSys	20,327	1,428,785
Engility Holdings, Inc.	29,577	744,157
EnPro Industries, Inc.	11,757	672,736
ESCO Technologies, Inc.	8,214	307,286
Federal Signal Corp.	36,088	538,072
Franklin Electric Co., Inc.	18,139	586,434
General Cable Corp.	167,999	3,314,620
Gibraltar Industries, Inc.*	24,231	493,585
Griffon Corp.	74,522	1,186,390
Harsco Corp.	14,306	236,049
Hillenbrand, Inc.	30,993	951,485
John Bean Technologies Corp.	15,684	589,562
Kaman Corp.	24,790	1,039,693
Lindsay Corp.(a)	4,334	381,002
Lydall, Inc.*	10,968	324,214
Moog, Inc., Class A*	22,024	1,556,656
Mueller Industries, Inc.	38,487	1,336,269
MYR Group, Inc.*	204,783	6,340,082
National Presto Industries, Inc.(a)	3,325	267,064
Orion Marine Group, Inc.*	30,029	216,809
PGT, Inc.*	13,412	194,608
Powell Industries, Inc.	9,840	346,073
Quanex Building Products Corp.	17,437	373,675
Simpson Manufacturing Co., Inc.	12,901	438,634
Standex International Corp.	5,128	409,881
TASER International, Inc.*(a)	2,896	96,466
Tennant Co.	7,336	479,334
Titan International, Inc.	97,344	1,045,475
Toro Co. (The)	18,635	1,263,080
Universal Forest Products, Inc.	29,725	1,546,592

The accompanying notes are an integral part of these financial statements.

25

SCHEDULE OF INVESTMENTS — continued

RevenueShares Small Cap Fund

June 30, 2015

Investments	Shares	Value
Capital Goods (continued)
Veritiv Corp.*	121,490	$4,429,525
Vicor Corp.*	9,837	119,913
Watts Water Technologies, Inc.,
Class A	16,169	838,363
Total Capital Goods		53,431,459

Commercial & Professional Services—6.4%
ABM Industries, Inc.	89,843	2,953,139
Brady Corp., Class A	28,520	705,585
Brink’s Co. (The)	62,997	1,854,002
CDI Corp.	47,326	615,238
Essendant, Inc.	80,982	3,178,543
Exponent, Inc.	3,814	170,791
G&K Services, Inc., Class A	7,524	520,209
Healthcare Services Group, Inc.(a)	23,636	781,170
Heidrick & Struggles International, Inc.	11,386	296,947
Insperity, Inc.	27,469	1,398,172
Interface, Inc.	24,378	610,669
Kelly Services, Inc., Class A	213,586	3,278,545
Korn/Ferry International	16,390	569,880
Matthews International Corp., Class A	13,078	694,965
Mobile Mini, Inc.	6,785	285,241
Navigant Consulting, Inc.*	31,522	468,732
On Assignment, Inc.*	27,360	1,074,701
Resources Connection, Inc.	21,353	343,570
Tetra Tech, Inc.	41,881	1,073,829
TrueBlue, Inc.*	46,574	1,392,563
UniFirst Corp.	7,246	810,465
US Ecology, Inc.	6,311	307,472
Viad Corp.	22,434	608,186
WageWorks, Inc.*	3,977	160,870
Total Commercial & Professional Services		24,153,484

Consumer Durables & Apparel—4.3%
Arctic Cat, Inc.	12,512	415,524
Callaway Golf Co.	51,727	462,439
Crocs, Inc.*	43,817	644,548
Ethan Allen Interiors, Inc.	16,307	429,526
G-III Apparel Group Ltd.*	15,288	1,075,511
Helen of Troy Ltd.*	8,214	800,783
Iconix Brand Group, Inc.*	8,535	213,119
iRobot Corp.*(a)	9,798	312,360
La-Z-Boy, Inc., Class Z	30,156	794,309
M/I Homes, Inc.*	30,204	745,133
Meritage Homes Corp.*	30,398	1,431,442
Movado Group, Inc.	12,115	329,043
Oxford Industries, Inc.	6,209	542,977
Perry Ellis International, Inc.*	21,824	518,757
Ryland Group, Inc. (The)	33,685	1,561,973
Standard Pacific Corp.*	161,993	1,443,358
Steven Madden Ltd.*	19,186	820,777
Sturm Ruger & Co., Inc.(a)	5,253	301,785
TopBuild Corp.*	37,613	1,090,777
Unifi, Inc.*	12,602	422,167
Universal Electronics, Inc.*	6,211	309,556
Wolverine World Wide, Inc.	55,221	1,572,694
Total Consumer Durables & Apparel		16,238,558

Investments	Shares	Value
Consumer Services—4.4%
American Public Education, Inc.*	7,752	$199,381
Biglari Holdings, Inc.*	1,285	531,669
BJ’s Restaurants, Inc.*	10,644	515,702
Bob Evans Farms, Inc.	15,878	810,572
Boyd Gaming Corp.*	97,334	1,455,143
Capella Education Co.	4,347	233,304
Career Education Corp.*	100,874	332,884
Cracker Barrel Old Country
Store, Inc.(a)	10,873	1,621,817
DineEquity, Inc.	3,861	382,586
Interval Leisure Group, Inc.	15,483	353,787
Jack in the Box, Inc.	9,973	879,220
Marcus Corp. (The)	13,646	261,730
Marriott Vacations Worldwide Corp.	9,130	837,678
Monarch Casino & Resort, Inc.*	5,292	108,804
Papa John’s International, Inc.	13,245	1,001,454
Pinnacle Entertainment, Inc.*	34,456	1,284,520
Popeyes Louisiana Kitchen, Inc.*	2,458	147,455
Red Robin Gourmet Burgers, Inc.*	8,055	691,280
Regis Corp.*	66,513	1,048,245
Ruby Tuesday, Inc.*	102,876	645,033
Ruth’s Hospitality Group, Inc.	12,224	197,051
Scientific Games Corp., Class A*(a)	72,182	1,121,708
Sonic Corp.	10,267	295,690
Strayer Education, Inc.*	5,394	232,481
Texas Roadhouse, Inc.	25,954	971,458
Universal Technical Institute, Inc.	26,354	226,644
Total Consumer Services		16,387,296

Diversified Financials—2.0%
Calamos Asset Management, Inc.,
Class A	11,406	139,724
Cash America International, Inc.	32,706	856,570
Encore Capital Group, Inc.*(a)	15,353	656,187
Enova International, Inc.*	22,250	415,630
Evercore Partners, Inc., Class A	10,776	581,473
Ezcorp, Inc., Class A*	79,829	593,129
Financial Engines, Inc.(a)	3,831	162,741
First Cash Financial Services, Inc.*	9,176	418,334
Green Dot Corp., Class A*	26,192	500,791
Greenhill & Co., Inc.	4,318	178,463
HFF, Inc., Class A	5,965	248,919
Interactive Brokers Group, Inc.,
Class A	17,304	719,154
Investment Technology Group, Inc.	13,064	323,987
MarketAxess Holdings, Inc.	1,813	168,192
Piper Jaffray Cos.*	7,820	341,265
PRA Group, Inc.*(a)	8,931	556,491
Virtus Investment Partners, Inc.	1,956	258,681
World Acceptance Corp.*(a)	4,458	274,212
Total Diversified Financials		7,393,943

Energy—3.9%
Approach Resources, Inc.*(a)	19,323	132,363
Basic Energy Services, Inc.*	110,212	832,101
Bill Barrett Corp.*(a)	27,064	232,480
Bonanza Creek Energy, Inc.*	14,158	258,383
Bristow Group, Inc.	16,505	879,716
CARBO Ceramics, Inc.(a)	7,377	307,104
Carrizo Oil & Gas, Inc.*	7,265	357,729

The accompanying notes are an integral part of these financial statements.

26

SCHEDULE OF INVESTMENTS — continued

RevenueShares Small Cap Fund

June 30, 2015

Investments	Shares	Value
Energy (continued)
Cloud Peak Energy, Inc.*(a)	165,684	$772,087
Comstock Resources, Inc.(a)	73,112	243,463
Contango Oil & Gas Co.*	10,132	124,320
Era Group, Inc.*	9,321	190,894
Exterran Holdings, Inc.	50,100	1,635,765
Geospace Technologies Corp.*	3,993	92,039
Green Plains, Inc.	59,884	1,649,804
Gulf Island Fabrication, Inc.	26,428	295,201
GulfMark Offshore, Inc., Class A(a)	21,321	247,324
Hornbeck Offshore Services, Inc.*(a)	17,129	351,658
ION Geophysical Corp.*	201,696	215,815
Matrix Service Co.*	41,184	752,843
Newpark Resources, Inc.*	77,531	630,327
Northern Oil and Gas, Inc.*(a)	31,871	215,767
PDC Energy, Inc.*	4,827	258,920
Penn Virginia Corp.*(a)	63,328	277,377
PetroQuest Energy, Inc.*	56,902	112,666
Pioneer Energy Services Corp.*	86,001	545,246
Rex Energy Corp.*(a)	34,665	193,777
SEACOR Holdings, Inc.*(a)	10,308	731,250
Stone Energy Corp.*	30,007	377,788
Swift Energy Co.*(a)	128,506	260,867
Synergy Resources Corp.*	5,993	68,500
Tesco Corp.	25,932	282,659
TETRA Technologies, Inc.*	95,714	610,655
U.S. Silica Holdings, Inc.(a)	17,042	500,353
Total Energy		14,637,241

Food & Staples Retailing—1.9%
Andersons, Inc. (The)	62,095	2,421,705
SpartanNash Co.	144,243	4,693,667
Total Food & Staples Retailing		7,115,372

Food, Beverage & Tobacco—2.6%
B&G Foods, Inc., Class A	16,950	483,584
Calavo Growers, Inc.	8,693	451,427
Cal-Maine Foods, Inc.	15,539	811,136
Darling Ingredients, Inc.*	145,954	2,139,686
Diamond Foods, Inc.*	15,817	496,337
J&J Snack Foods Corp.	4,911	543,500
Sanderson Farms, Inc.(a)	21,399	1,608,349
Seneca Foods Corp., Class A*	28,226	783,836
Snyder’s-Lance, Inc.	30,753	992,399
Universal Corp.(a)	24,793	1,421,135
Total Food, Beverage & Tobacco		9,731,389

Health Care Equipment & Services—6.9%
Abaxis, Inc.	1,979	101,879
ABIOMED, Inc.*	1,741	114,436
Aceto Corp.	11,815	291,003
Air Methods Corp.*(a)	13,853	572,683
Almost Family, Inc.*	7,145	285,157
Amedisys, Inc.*	17,200	683,356
AMN Healthcare Services, Inc.*	21,887	691,410
Amsurg Corp.*	15,952	1,115,842
Analogic Corp.	3,818	301,240
AngioDynamics, Inc.*	12,431	203,868
Anika Therapeutics, Inc.*	1,474	48,686
Bio-Reference Laboratories, Inc.*(a)	12,507	515,914
Cantel Medical Corp.	5,611	301,142

Investments	Shares	Value
Chemed Corp.	6,619	$867,751
Computer Programs & Systems, Inc.(a)	2,007	107,214
CONMED Corp.	7,451	434,170
CorVel Corp.*	8,799	281,744
Cross Country Healthcare, Inc.*	32,504	412,151
CryoLife, Inc.	7,460	84,149
Cyberonics, Inc.*	2,727	162,147
Cynosure, Inc., Class A*	4,845	186,920
Ensign Group, Inc. (The)	12,304	628,242
ExamWorks Group, Inc.*(a)	11,037	431,547
Greatbatch, Inc.*	7,390	398,469
Haemonetics Corp.*	12,862	531,972
Hanger, Inc.*	20,804	487,646
HealthEquity, Inc.*	11,852	379,857
HealthStream, Inc.*	3,263	99,260
Healthways, Inc.*	28,424	340,520
ICU Medical, Inc.*	2,032	194,381
Integra LifeSciences Holdings Corp.*	8,209	553,040
Invacare Corp.	31,448	680,220
IPC Healthcare, Inc.*	8,015	443,951
Kindred Healthcare, Inc.	145,320	2,948,543
Landauer, Inc.	2,405	85,714
LHC Group, Inc.*	11,365	434,711
Magellan Health, Inc.*	31,550	2,210,709
Masimo Corp.*	8,847	342,733
MedAssets, Inc.*	19,261	424,898
Medidata Solutions, Inc.*	3,575	194,194
Meridian Bioscience, Inc.	6,025	112,306
Merit Medical Systems, Inc.*	13,868	298,717
Molina Healthcare, Inc.*	2	141
Natus Medical, Inc.*	4,929	209,778
Neogen Corp.*	3,133	148,630
NuVasive, Inc.*	9,128	432,485
Omnicell, Inc.*	6,824	257,333
PharMerica Corp.*	34,638	1,153,445
Providence Service Corp. (The)*	19,717	873,069
Quality Systems, Inc.	15,427	255,625
Select Medical Holdings Corp.	109,200	1,769,040
SurModics, Inc.*	1,251	29,298
Vascular Solutions, Inc.*	2,184	75,829
West Pharmaceutical Services, Inc.	14,335	832,577
Total Health Care Equipment & Services		26,021,742
Household & Personal Products—0.5%
Central Garden & Pet Co., Class A*	91,691	1,046,194
Inter Parfums, Inc.	8,172	277,276
Medifast, Inc.*	5,176	167,288
WD-40 Co.	2,504	218,249
Total Household & Personal Products		1,709,007

Insurance—2.6%
American Equity Investment Life
Holding Co.	46,414	1,252,250
AMERISAFE, Inc.	5,162	242,924
eHealth, Inc.*	8,868	112,535
Employers Holdings, Inc.	19,451	443,094
HCI Group, Inc.	3,762	166,318
Horace Mann Educators Corp.	17,486	636,141
Infinity Property & Casualty Corp.	11,355	861,163
Meadowbrook Insurance Group, Inc.	49,155	422,733
Montpelier Re Holdings Ltd.	9,695	382,952

The accompanying notes are an integral part of these financial statements.

27

SCHEDULE OF INVESTMENTS — continued

RevenueShares Small Cap Fund

June 30, 2015

Investments	Shares	Value
Insurance (continued)
Navigators Group, Inc. (The)*	7,702	$597,367
ProAssurance Corp.	10,555	487,747
RLI Corp.	8,938	459,324
Safety Insurance Group, Inc.	7,638	440,789
Selective Insurance Group, Inc.	42,465	1,191,143
Stewart Information Services Corp.	29,490	1,173,702
United Fire Group, Inc.	17,737	581,064
United Insurance Holdings Corp.	11,093	172,385
Universal Insurance Holdings, Inc.	9,615	232,683
Total Insurance		9,856,314

Materials—7.2%
A. Schulman, Inc.	32,577	1,424,266
A.M. Castle & Co.*(a)	88,449	545,730
AK Steel Holding Corp.*(a)	829,042	3,208,393
American Vanguard Corp.	12,068	166,538
Balchem Corp.	5,456	304,008
Boise Cascade Co.*	55,844	2,048,358
Calgon Carbon Corp.	16,007	310,216
Century Aluminum Co.*(a)	108,659	1,133,313
Clearwater Paper Corp.*	18,965	1,086,694
Deltic Timber Corp.	1,803	121,955
Flotek Industries, Inc.*(a)	20,786	260,449
FutureFuel Corp.	13,527	174,092
Globe Specialty Metals, Inc.	24,145	427,367
H.B. Fuller Co.	29,047	1,179,889
Hawkins, Inc.	4,766	192,499
Haynes International, Inc.	5,604	276,389
Headwaters, Inc.*	25,585	466,159
Innophos Holdings, Inc.	8,909	468,970
Intrepid Potash, Inc.*	19,225	229,547
Kaiser Aluminum Corp.	9,583	796,156
KapStone Paper and Packaging Corp.	50,979	1,178,634
Koppers Holdings, Inc.	36,446	900,945
Kraton Performance Polymers, Inc.*	29,114	695,242
LSB Industries, Inc.*	10,082	411,749
Materion Corp.	18,088	637,602
Myers Industries, Inc.	20,442	388,398
Neenah Paper, Inc.	8,830	520,617
Olympic Steel, Inc.	45,738	797,671
OM Group, Inc.	17,877	600,667
PH Glatfelter Co.	46,247	1,016,972
Quaker Chemical Corp.	5,183	460,458
Rayonier Advanced Materials, Inc.	32,556	529,361
RTI International Metals, Inc.*	13,999	441,248
Schweitzer-Mauduit International, Inc.	11,346	452,478
Stepan Co.	20,826	1,126,895
Stillwater Mining Co.*	41,280	478,435
SunCoke Energy, Inc.	56,334	732,342
Tredegar Corp.	24,384	539,130
Wausau Paper Corp.	22,839	209,662
Total Materials		26,939,494

Media—0.8%
E.W. Scripps Co., (The), Class A	20,917	477,953
Gannett Co., Inc.*	11,921	166,775
Harte-Hanks, Inc.	50,372	300,217
Scholastic Corp.	23,503	1,037,187

Investments	Shares	Value
Sizmek, Inc.*	13,785	$97,874
TEGNA, Inc.	23,843	764,645
Total Media		2,844,651

Pharmaceuticals, Biotechnology & Life Sciences—2.6%
Acorda Therapeutics, Inc.*(a)	7,238	241,242
Affymetrix, Inc.*(a)	17,840	194,813
Albany Molecular Research, Inc.*(a)	8,786	177,653
ANI Pharmaceuticals, Inc.*(a)	681	42,256
Cambrex Corp.*	5,091	223,698
Depomed, Inc.*(a)	9,411	201,960
Emergent BioSolutions, Inc.*	8,379	276,088
Impax Laboratories, Inc.*	7,583	348,211
Lannett Co., Inc.*(a)	3,180	189,019
Ligand Pharmaceuticals, Inc.,
Class B*(a)	403	40,663
Luminex Corp.*	7,529	129,950
Medicines Co. (The)*	13,716	392,415
MiMedx Group, Inc.*	129,103	1,496,304
Momenta Pharmaceuticals, Inc.*	1,270	28,969
Nektar Therapeutics*	321,178	4,017,937
PAREXEL International Corp.*	16,639	1,070,054
Prestige Brands Holdings, Inc.*	7,517	347,586
Repligen Corp.*	900	37,143
Sagent Pharmaceuticals, Inc.*	7,157	173,987
Spectrum Pharmaceuticals, Inc.*(a)	15,996	109,413
Supernus Pharmaceuticals, Inc.*	5,105	86,683
Total Pharmaceuticals, Biotechnology &
Life Sciences		9,826,044

Real Estate—1.7%
Acadia Realty Trust	4,050	117,895
Agree Realty Corp.	923	26,924
American Assets Trust, Inc.	3,712	145,548
Associated Estates Realty Corp.	3,891	111,399
Capstead Mortgage Corp.	7,165	79,532
CareTrust REIT, Inc.	2,790	35,349
Cedar Realty Trust, Inc.	13,275	84,960
Chesapeake Lodging Trust	9,168	279,441
CoreSite Realty Corp.	3,503	159,176
Cousins Properties, Inc.	19,929	206,863
DiamondRock Hospitality Co.	38,949	498,937
EastGroup Properties, Inc.	2,342	131,691
Education Realty Trust, Inc.	4,215	132,182
EPR Properties	3,977	217,860
Forestar Group, Inc.*(a)	11,439	150,537
Franklin Street Properties Corp.	12,172	137,665
Geo Group, Inc. (The)	27,931	954,123
Getty Realty Corp.	3,412	55,820
Government Properties Income Trust(a)	7,690	142,650
Healthcare Realty Trust, Inc.	9,135	212,480
Inland Real Estate Corp.	12,033	113,351
Kite Realty Group Trust	6,620	161,991
Lexington Realty Trust	27,203	230,681
LTC Properties, Inc.	1,541	64,106
Medical Properties Trust, Inc.	14,469	189,689
Parkway Properties, Inc.	15,960	278,342
Pennsylvania Real Estate Investment
Trust	11,147	237,877
Post Properties, Inc.	3,864	210,086
PS Business Parks, Inc.	2,925	211,039

The accompanying notes are an integral part of these financial statements.

28

SCHEDULE OF INVESTMENTS — continued

RevenueShares Small Cap Fund

June 30, 2015

Investments	Shares	Value
Real Estate (continued)
Retail Opportunity Investments Corp.	5,948	$92,908
Sabra Health Care REIT, Inc.	4,336	111,609
Saul Centers, Inc.	2,407	118,400
Sovran Self Storage, Inc.	2,139	185,900
Summit Hotel Properties, Inc.	18,914	246,071
Universal Health Realty Income Trust	665	30,896
Urstadt Biddle Properties, Inc., Class A 3,219		60,131
Total Real Estate		6,424,109

Retailing—10.8%
Barnes & Noble, Inc.*	138,279	3,589,723
Big 5 Sporting Goods Corp.	39,293	558,354
Blue Nile, Inc.*	9,030	274,422
Buckle, Inc. (The)(a)	14,351	656,845
Caleres, Inc.	45,210	1,436,774
Cato Corp., (The), Class A	14,211	550,818
Children’s Place, Inc. (The)	15,792	1,032,955
Christopher & Banks Corp.*	61,421	246,298
Finish Line, Inc., (The), Class A(a)	37,970	1,056,325
Francesca’s Holdings Corp.*	14,760	198,817
Fred’s, Inc., Class A	57,689	1,112,821
FTD Cos., Inc.*(a)	16,449	463,697
Genesco, Inc.*	23,071	1,523,378
Group 1 Automotive, Inc.	64,855	5,890,780
Haverty Furniture Cos., Inc.	20,423	441,545
Hibbett Sports, Inc.*(a)	10,666	496,822
Kirkland’s, Inc.	10,583	294,948
Lithia Motors, Inc., Class A	31,560	3,571,330
Lumber Liquidators Holdings, Inc.*(a)	29,158	603,862
MarineMax, Inc.*	16,147	379,616
Men’s Wearhouse, Inc. (The)	22,526	1,443,241
Monro Muffler Brake, Inc.	7,757	482,175
Nutrisystem, Inc.	9,848	245,018
Outerwall, Inc.(a)	17,507	1,332,458
Pep Boys-Manny, Moe & Jack (The)*	102,754	1,260,792
PetMed Express, Inc.(a)	7,770	134,188
Pool Corp.	19,271	1,352,439
Select Comfort Corp.*	24,372	732,866
Sonic Automotive, Inc., Class A	222,503	5,302,246
Stage Stores, Inc.	52,982	928,774
Stein Mart, Inc.	68,684	719,121
Tuesday Morning Corp.*	37,870	426,606
Vitamin Shoppe, Inc.*	18,536	690,837
VOXX International Corp., Class A*	55,446	459,093
Zumiez, Inc.*	17,212	458,356
Total Retailing		40,348,340

Semiconductors & Semiconductor Equipment—1.6%
Advanced Energy Industries, Inc.*	11,724	322,293
Brooks Automation, Inc.	24,147	276,483
Cabot Microelectronics Corp.*	5,242	246,951
CEVA, Inc.*	1,365	26,522
Cirrus Logic, Inc.*	11,396	387,806
Cohu, Inc.	15,382	203,504
Diodes, Inc.*	20,647	497,799
DSP Group, Inc.*	7,830	80,884
Exar Corp.*	6,863	67,120
Kopin Corp.*	5,656	19,513
Kulicke & Soffa Industries, Inc.*	27,600	323,196

Investments	Shares	Value
Micrel, Inc.	10,228	$142,169
Microsemi Corp.*	19,226	671,949
MKS Instruments, Inc.	11,924	452,396
Monolithic Power Systems, Inc.	3,194	161,968
Nanometrics, Inc.*	6,219	100,250
Pericom Semiconductor Corp.	5,852	76,954
Power Integrations, Inc.	4,134	186,774
Rudolph Technologies, Inc.*	8,718	104,703
Semtech Corp.*	34,566	686,135
Synaptics, Inc.*	5,825	505,231
Tessera Technologies, Inc.	4,114	156,250
Ultratech, Inc.*	4,687	86,991
Veeco Instruments, Inc.*(a)	7,577	217,763
Total Semiconductors & Semiconductor
Equipment		6,001,604

Software & Services—4.2%
Blackbaud, Inc.	5,920	337,144
Blucora, Inc.*	19,139	309,095
Bottomline Technologies (de), Inc.*	6,367	177,066
CACI International, Inc., Class A*	23,928	1,935,536
Cardtronics, Inc.*	16,328	604,952
Ciber, Inc.*	140,864	485,981
comScore, Inc.*	3,660	194,932
CSG Systems International, Inc.	13,823	437,636
Dealertrack Technologies, Inc.*	8,717	547,340
DHI Group, Inc.*	17,222	153,104
Ebix, Inc.(a)	3,779	123,233
EPIQ Systems, Inc.	14,856	250,769
Exlservice Holdings, Inc.*	8,848	305,964
Forrester Research, Inc.	5,145	185,323
Heartland Payment Systems, Inc.	25,580	1,382,599
IGATE Corp.*	15,658	746,730
Interactive Intelligence Group, Inc.*	4,451	197,936
j2 Global, Inc.	5,314	361,033
Liquidity Services, Inc.*	28,826	277,594
LivePerson, Inc.*	12,231	119,986
LogMeIn, Inc.*	2,042	131,689
ManTech International Corp., Class A	33,181	962,249
MicroStrategy, Inc., Class A*	2,011	342,031
Monotype Imaging Holdings, Inc.	4,303	103,745
Monster Worldwide, Inc.*	70,881	463,562
NetScout Systems, Inc.*(a)	6,482	237,695
NIC, Inc.	8,795	160,773
Perficient, Inc.*	13,292	255,738
Progress Software Corp.*	6,945	190,987
QuinStreet, Inc.*	24,402	157,393
Stamps.com, Inc.*	1,251	92,036
Sykes Enterprises, Inc.*	31,418	761,887
Synchronoss Technologies, Inc.*	5,692	260,295
Take-Two Interactive Software, Inc.*	49,023	1,351,564
Tangoe, Inc.*	9,532	119,913
TeleTech Holdings, Inc.	27,275	738,607
VASCO Data Security
International, Inc.*(a)	3,989	120,428
Virtusa Corp.*	4,983	256,126
XO Group, Inc.*	4,994	81,652
Total Software & Services		15,922,323

The accompanying notes are an integral part of these financial statements.

29

SCHEDULE OF INVESTMENTS — continued

RevenueShares Small Cap Fund

June 30, 2015

Investments	Shares	Value
Technology Hardware & Equipment—9.3%
ADTRAN, Inc.	21,508	$349,505
Agilysys, Inc.*	6,412	58,862
Anixter International, Inc.*	55,063	3,587,354
Badger Meter, Inc.	3,357	213,136
Bel Fuse, Inc., Class B	15,098	309,811
Benchmark Electronics, Inc.*	70,798	1,541,980
Black Box Corp.	25,991	519,820
CalAmp Corp.*(a)	7,180	131,107
Checkpoint Systems, Inc.	34,933	355,618
Coherent, Inc.*	7,200	457,056
Comtech Telecommunications Corp.	6,701	194,664
CTS Corp.	12,309	237,194
Daktronics, Inc.	29,603	351,092
Digi International, Inc.*	11,169	106,664
DTS, Inc.*	2,660	81,103
Electro Scientific Industries, Inc.	18,206	95,946
Electronics For Imaging, Inc.*	10,376	451,460
Fabrinet*	20,962	392,618
FARO Technologies, Inc.*	4,198	196,047
Harmonic, Inc.*	34,340	234,542
II-VI, Inc.*	22,174	420,863
Insight Enterprises, Inc.*	95,831	2,866,305
Itron, Inc.*	42,162	1,452,059
Ixia*	21,680	269,699
Littelfuse, Inc.	5,055	479,669
Mercury Systems, Inc.*	8,624	126,255
Methode Electronics, Inc.	10,854	297,942
MTS Systems Corp.	4,574	315,377
NETGEAR, Inc.*	25,195	756,354
Newport Corp.*	18,515	351,044
OSI Systems, Inc.*	7,331	518,962
Park Electrochemical Corp.	4,534	86,871
Plexus Corp.*	32,085	1,407,890
QLogic Corp.*	17,624	250,085
Rofin-Sinar Technologies, Inc.*	10,856	299,626
Rogers Corp.*	5,198	343,796
Sanmina Corp.*	172,905	3,485,765
ScanSource, Inc.*	44,103	1,678,560
Super Micro Computer, Inc.*	28,461	841,876
SYNNEX Corp.	97,429	7,130,829
TTM Technologies, Inc.*	75,809	757,332
ViaSat, Inc.*	12,556	756,625
Total Technology Hardware & Equipment		34,759,363

Telecommunication Services—0.6%
8x8, Inc.*	8,710	78,042
Atlantic Tele-Network, Inc.	3,076	212,490
Cincinnati Bell, Inc.*	187,773	717,293
Consolidated Communications
Holdings, Inc.	18,556	389,861
General Communication, Inc.,
Class A*	32,403	551,175
Iridium Communications, Inc.*(a)	23,911	217,351
Lumos Networks Corp.	7,748	114,593
Spok Holdings, Inc.	6,770	114,007
Total Telecommunication Services		2,394,812

Investments	Shares	Value
Transportation—4.7%
Allegiant Travel Co.	4,003	$712,054
ArcBest Corp.	46,040	1,464,072
Atlas Air Worldwide Holdings, Inc.*	19,946	1,096,232
Celadon Group, Inc.	20,177	417,260
Echo Global Logistics, Inc.*	21,344	697,095
Forward Air Corp.	8,859	462,971
Hawaiian Holdings, Inc.*	56,949	1,352,539
Heartland Express, Inc.	23,614	477,711
Hub Group, Inc., Class A*	48,268	1,947,131
Knight Transportation, Inc.	23,858	637,963
Matson, Inc.	24,111	1,013,627
Republic Airways Holdings, Inc.*	83,318	764,859
Roadrunner Transportation
Systems, Inc.*	43,299	1,117,114
Saia, Inc.*	18,364	721,522
SkyWest, Inc.	131,397	1,976,211
UTi Worldwide, Inc.*	257,374	2,571,166
Total Transportation		17,429,527
Utilities—2.7%
ALLETE, Inc.	13,733	637,074
American States Water Co.	7,363	275,303
Avista Corp.	27,445	841,189
El Paso Electric Co.	14,809	513,280
Laclede Group, Inc. (The)(a)	19,673	1,024,176
New Jersey Resources Corp.	77,126	2,124,821
Northwest Natural Gas Co.	9,812	413,870
NorthWestern Corp.(a)	13,585	662,269
Piedmont Natural Gas Co., Inc.(a)	22,226	784,800
South Jersey Industries, Inc.	23,075	570,645
Southwest Gas Corp.	23,972	1,275,550
UIL Holdings Corp.	19,632	899,538
Total Utilities		10,022,515
Total Common Stocks
(Cost $328,827,370)		372,498,927
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—5.9%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.08% (b)
(Cost $22,325,222)	22,325,222	22,325,222
Total Investments—105.4%
(Cost $351,152,592)		394,824,149
Liabilities in Excess of Other Assets—(5.4)%		(20,307,939)
Net Assets—100.0%		$374,516,210

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $27,295,044; total market value of the collateral held by the fund was $28,670,622. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,345,400.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

30

SCHEDULE OF INVESTMENTS

RevenueShares Financials Sector Fund

June 30, 2015

Investments	Shares	Value
COMMON STOCKS—99.9%
Banks—29.4%
Bank of America Corp.	112,488	$1,914,546
BB&T Corp.	5,224	210,579
Citigroup, Inc.	29,694	1,640,297
Comerica, Inc.	1,194	61,276
Fifth Third Bancorp	6,619	137,808
Huntington Bancshares, Inc.	5,808	65,688
JPMorgan Chase & Co.	32,354	2,192,307
KeyCorp	6,311	94,791
M&T Bank Corp.	830	103,692
People’s United Financial, Inc.	1,846	29,924
PNC Financial Services Group, Inc. (The)	3,732	356,966
Regions Financial Corp.	11,535	119,503
SunTrust Banks, Inc.	4,257	183,136
U.S. Bancorp	9,906	429,920
Wells Fargo & Co.	34,918	1,963,788
Zions Bancorporation(a)	1,715	54,426
Total Banks		9,558,647

Capital Markets—11.2%
Affiliated Managers Group, Inc.*	275	60,115
Ameriprise Financial, Inc.	2,307	288,214
Bank of New York Mellon Corp. (The)	8,898	373,449
BlackRock, Inc.	746	258,101
Charles Schwab Corp. (The)	4,411	144,019
E*TRADE Financial Corp.*	1,398	41,870
Franklin Resources, Inc.	3,977	194,992
Goldman Sachs Group, Inc. (The)	4,036	842,677
Invesco Ltd.	3,164	118,618
Legg Mason, Inc.	1,238	63,794
Morgan Stanley	21,442	831,735
Northern Trust Corp.	1,377	105,285
State Street Corp.	3,148	242,396
T. Rowe Price Group, Inc.	1,231	95,686
Total Capital Markets		3,660,951

Consumer Finance—4.4%
American Express Co.	9,599	746,034
Capital One Financial Corp.	5,143	452,430
Discover Financial Services	2,881	166,003
Navient Corp.	3,530	64,282
Total Consumer Finance		1,428,749

Diversified Financial Services—16.0%
Berkshire Hathaway, Inc., Class B*	32,863	4,472,983
CME Group, Inc.	800	74,448
Intercontinental Exchange, Inc.	326	72,897
Leucadia National Corp.	12,592	305,734
McGraw Hill Financial, Inc.	1,152	115,718
Moody’s Corp.	750	80,970
NASDAQ OMX Group, Inc. (The)	1,632	79,658
Total Diversified Financial Services		5,202,408

Investments	Shares	Value
Insurance—33.6%
ACE Ltd.	4,303	$437,529
Aflac, Inc.	8,516	529,695
Allstate Corp. (The)	12,561	814,832
American International Group, Inc.	24,631	1,522,688
Aon PLC	2,758	274,917
Assurant, Inc.	3,712	248,704
Chubb Corp. (The)	3,408	324,237
Cincinnati Financial Corp.	2,360	118,425
Genworth Financial, Inc., Class A*	29,205	221,082
Hartford Financial Services
Group, Inc. (The)	10,564	439,146
Lincoln National Corp.	5,458	323,223
Loews Corp.	8,602	331,263
Marsh & McLennan Cos., Inc.	5,213	295,577
MetLife, Inc.	31,780	1,779,362
Principal Financial Group, Inc.	4,872	249,885
Progressive Corp. (The)	16,674	464,037
Prudential Financial, Inc.	16,299	1,426,489
Torchmark Corp.	1,628	94,782
Travelers Cos., Inc.	6,453	623,747
Unum Group	6,938	248,034
XL Group PLC	3,909	145,415
Total Insurance		10,913,069

Real Estate Investment Trusts—4.6%
American Tower Corp.	1,055	98,421
Apartment Investment &
Management Co., Class A	598	22,084
AvalonBay Communities, Inc.	267	42,685
Boston Properties, Inc.	465	56,284
Crown Castle International Corp.	1,087	87,286
Equinix, Inc.	232	58,928
Equity Residential	856	60,066
Essex Property Trust, Inc.	127	26,987
General Growth Properties, Inc.	2,279	58,479
HCP, Inc.	1,476	53,830
Health Care REIT, Inc.	1,190	78,100
Host Hotels & Resorts, Inc.	6,355	126,020
Iron Mountain, Inc.	2,289	70,959
Kimco Realty Corp.	1,044	23,532
Macerich Co. (The)	353	26,334
Plum Creek Timber Co., Inc.	938	38,055
Prologis, Inc.	1,170	43,407
Public Storage	293	54,020
Realty Income Corp.	497	22,062
Simon Property Group, Inc.	655	113,328
SL Green Realty Corp.	323	35,494
Ventas, Inc.	1,193	74,073
Vornado Realty Trust	597	56,673
Weyerhaeuser Co.	5,461	172,021
Total Real Estate Investment Trusts		1,499,128

The accompanying notes are an integral part of these financial statements.

31

SCHEDULE OF INVESTMENTS — continued

RevenueShares Financials Sector Fund

June 30, 2015

Investments	Shares	Value
Real Estate Management &
Development—0.7%
CBRE Group, Inc., Class A*	5,915	$218,855

Thrifts & Mortgage Finance—0.0%†
Hudson City Bancorp, Inc.	1,182	11,678

Total Investments—99.9%
(Cost $27,079,103)		32,493,485
Other Assets in Excess of Liabilities—0.1%		19,539
Net Assets—100.0%		$32,513,024

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
†	Less than 0.05%
(a)	All or a portion of the security was on loan. The market value of the security on loan was $5,300; total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,400.

The accompanying notes are an integral part of these financial statements.

32

SCHEDULE OF INVESTMENTS

RevenueShares ADR Fund

June 30, 2015

Investments	Shares	Value
COMMON STOCKS—96.3%
Automobiles & Components—7.2%
Honda Motor Co. Ltd.(a)	16,646	$539,331
Magna International, Inc.	2,871	161,034
Toyota Motor Corp.(a)	8,669	1,159,479
Total Automobiles & Components		1,859,844

Banks—8.5%
Banco Bilbao Vizcaya Argentaria SA(a)	9,435	93,123
Banco Bradesco SA(a)(b)	10,435	95,585
Banco de Chile(a)(b)	157	10,343
Banco Santander Chile(a)	480	9,720
Banco Santander SA(a)	25,938	181,825
Bancolombia SA(a)(b)	401	17,243
Bank of Montreal	1,144	67,816
Bank of Nova Scotia (The)	1,672	86,325
Barclays PLC(a)	9,882	162,460
Canadian Imperial Bank of
Commerce(b)	644	47,476
Credicorp Ltd.	109	15,142
HSBC Holdings PLC(a)	5,663	253,759
ING Groep NV(a)	5,013	83,116
KB Financial Group, Inc.(a)	779	25,606
Lloyds Banking Group PLC(a)	20,852	113,226
Mitsubishi UFJ Financial
Group, Inc.(a)	23,077	166,616
Mizuho Financial Group, Inc.(a)(b)	27,272	118,361
Royal Bank of Canada	2,157	131,901
Royal Bank of Scotland Group PLC*(a)	10,163	112,504
Shinhan Financial Group Co. Ltd.(a)	940	34,836
Sumitomo Mitsui Financial
Group, Inc.(a)	21,359	189,882
Toronto-Dominion Bank (The)	2,623	111,504
Westpac Banking Corp.(a)(b)	3,097	76,620
Total Banks		2,204,989

Capital Goods—1.4%
ABB Ltd.*(a)(b)	8,081	168,731
Embraer SA(a)	838	25,383
Koninklijke Philips NV	4,606	117,269
Nidec Corp.(a)(b)	2,212	41,320
Total Capital Goods		352,703
Consumer Durables & Apparel—1.5%
Gildan Activewear, Inc.(b)	314	10,437
Luxottica Group S.p.A.(a)(b)	669	44,455
Sony Corp.*(a)	11,717	332,646
Total Consumer Durables & Apparel		387,538

Consumer Services—0.4%
Carnival PLC(a)(b)	1,461	74,920
InterContinental Hotels Group PLC(a)	193	7,809
Restaurant Brands International, Inc.	227	8,674
Total Consumer Services		91,403

Investments	Shares	Value
Diversified Financials—2.3%
Credit Suisse Group AG*(a)(b)	4,544	$125,415
Deutsche Bank AG(b)	5,955	179,603
Nomura Holdings, Inc.(a)(b)	10,440	70,574
ORIX Corp.(a)(b)	893	66,546
UBS Group AG*	6,743	142,952
Total Diversified Financials		585,090

Energy—37.4%
BP PLC(a)	35,220	1,407,391
Cameco Corp.	674	9,625
Canadian Natural Resources Ltd.	2,465	66,949
Cenovus Energy, Inc.	4,093	65,529
China Petroleum & Chemical Corp.(a)	23,396	2,005,271
CNOOC Ltd.(a)(b)	1,425	202,236
Ecopetrol SA(a)(b)	10,268	136,154
Enbridge, Inc.	3,103	145,189
Encana Corp.	2,883	31,771
Eni S.p.A.(a)(b)	16,446	585,149
Imperial Oil Ltd.(b)	3,302	127,523
Pembina Pipeline Corp.(b)	660	21,318
PetroChina Co. Ltd.(a)(b)	14,367	1,592,007
Royal Dutch Shell PLC, Class A(a)(b)	14,784	842,836
Royal Dutch Shell PLC, Class B(a)	14,570	835,590
Statoil ASA(a)(b)	20,320	363,728
Suncor Energy, Inc.	5,323	146,489
Tenaris SA(a)	1,618	43,718
Total SA(a)	17,791	874,783
TransCanada Corp.	954	38,752
Ultrapar Participacoes SA(a)	5,474	115,063
Total Energy		9,657,071

Food & Staples Retailing—0.8%
Cencosud SA(a)(b)	11,888	85,713
Delhaize Group(a)	5,489	113,238
Total Food & Staples Retailing		198,951

Food, Beverage & Tobacco—2.3%
Ambev SA(a)	11,376	69,394
Anheuser-Busch InBev NV(a)	1,758	212,138
BRF SA(a)	2,488	52,024
British American Tobacco PLC(a)	934	101,105
Diageo PLC(a)(b)	650	75,426
Fomento Economico Mexicano
SAB de CV(a)	952	84,814
Total Food, Beverage & Tobacco		594,901

Health Care Equipment & Services—0.8%
Catamaran Corp.*	1,703	104,019
Fresenius Medical Care AG &
Co. KGaA(a)(b)	1,768	73,531
Smith & Nephew PLC(a)	621	21,083
Total Health Care Equipment & Services		198,633

Household & Personal Products—1.1%
Unilever NV	3,416	142,925
Unilever PLC(a)	3,298	141,682
Total Household & Personal Products		284,607

The accompanying notes are an integral part of these financial statements.

33

SCHEDULE OF INVESTMENTS — continued

RevenueShares ADR Fund

June 30, 2015

Investments	Shares	Value
Insurance—6.2%
Aegon NV, Class G	39,256	$290,495
Aviva PLC(a)(b)	13,897	216,376
China Life Insurance Co. Ltd.(a)	16,088	350,075
Manulife Financial Corp.	11,280	209,695
Prudential PLC(a)	9,005	437,283
Sun Life Financial, Inc.	3,076	102,738
Total Insurance		1,606,662

Materials—6.6%
Agnico Eagle Mines Ltd.	269	7,631
Agrium, Inc.(b)	699	74,059
ArcelorMittal	33,580	326,398
Barrick Gold Corp.	3,868	41,233
BHP Billiton Ltd.(a)(b)	3,385	137,803
BHP Billiton PLC(a)(b)	3,529	139,607
Cemex SAB de CV*(a)	7,250	66,410
Cia de Minas Buenaventura SA(a)	492	5,107
Cia Siderurgica Nacional SA(a)(b)	15,106	24,925
CRH PLC(a)	3,853	108,308
Eldorado Gold Corp.	1,120	4,637
Gerdau SA(a)	28,639	69,020
Goldcorp, Inc.	963	15,601
James Hardie Industries PLC(a)	102	6,761
Kinross Gold Corp.*	6,599	15,310
POSCO(a)	5,653	277,506
Potash Corp. of Saskatchewan, Inc.	970	30,041
Randgold Resources Ltd.(a)	66	4,419
Rio Tinto PLC(a)(b)	5,017	206,750
Silver Wheaton Corp.	140	2,428
Sociedad Quimica y Minera de
Chile SA(a)	523	8,378
Southern Copper Corp.(b)	839	24,675
Syngenta AG(a)	807	65,859
Teck Resources Ltd., Class B	3,058	30,305
Yamana Gold, Inc.	2,721	8,163
Total Materials		1,701,334

Media—0.9%
Grupo Televisa SAB(a)	703	27,291
Pearson PLC(a)	1,843	34,943
Shaw Communications, Inc., Class B	989	21,550
Thomson Reuters Corp.	1,463	55,696
WPP PLC(a)(b)	744	83,864
Total Media		223,344

Pharmaceuticals, Biotechnology & Life Sciences—3.3%
AstraZeneca PLC(a)(b)	1,770	112,767
GlaxoSmithKline PLC(a)	3,900	162,435
Novartis AG(a)(b)	2,390	235,032
Novo Nordisk A/S(a)	1,265	69,271
QIAGEN NV*	244	6,049
Sanofi(a)	4,024	199,309
Shire PLC(a)	118	28,496
Valeant Pharmaceuticals
International, Inc.*	169	37,543
Total Pharmaceuticals, Biotechnology &
Life Sciences		850,902

Investments	Shares	Value
Real Estate—0.3%
Brookfield Asset Management, Inc.,
Class A	2,600	$90,818

Semiconductors & Semiconductor Equipment—0.7%
ARM Holdings PLC(a)	111	5,469
ASML Holding NV, Class G	320	33,322
STMicroelectronics NV, Class Y	4,134	33,568
Taiwan Semiconductor Manufacturing
Co. Ltd.(a)	5,245	119,114
Total Semiconductors &
Semiconductor Equipment		191,473

Software & Services—0.5%
CGI Group, Inc., Class A*(b)	1,037	40,526
SAP SE(a)(b)	1,411	99,094
Total Software & Services		139,620

Technology Hardware & Equipment—2.0%
Alcatel-Lucent*(a)	19,998	72,393
BlackBerry Ltd.*(b)	2,373	19,411
Canon, Inc.(a)(b)	4,532	146,882
Kyocera Corp.(a)	1,264	65,778
Nokia OYJ(a)	10,282	70,432
Telefonaktiebolaget LM Ericsson(a)	12,920	134,885
Total Technology Hardware & Equipment		509,781

Telecommunication Services—10.5%
America Movil SAB de CV, Class L(a)	13,451	286,641
BCE, Inc.	1,957	83,172
BT Group PLC(a)(b)	1,939	137,456
China Mobile Ltd.(a)	7,389	473,561
Chunghwa Telecom Co. Ltd.(a)(b)	1,077	34,378
Nippon Telegraph & Telephone
Corp.(a)	13,965	506,790
NTT DOCOMO, Inc.(a)	10,755	205,743
Orange SA(a)	12,714	195,287
Rogers Communications, Inc., Class B	1,525	54,183
Telecom Italia S.p.A.*(a)(b)	9,376	119,263
Telefonica SA(a)	19,591	278,192
TELUS Corp.	1,433	49,353
Vodafone Group PLC(a)	8,090	294,880
Total Telecommunication Services		2,718,899
Transportation—0.6%
Canadian National Railway Co.	820	47,355
Canadian Pacific Railway Ltd.	162	25,957
Latam Airlines Group SA*(a)(b)	7,366	51,857
Ryanair Holdings PLC(a)	459	32,750
Total Transportation		157,919

The accompanying notes are an integral part of these financial statements.

34

SCHEDULE OF INVESTMENTS — continued

RevenueShares ADR Fund

June 30, 2015

Investments	Shares	Value
Utilities—1.0%
Cia Energetica de Minas Gerais(a)	8,099	$30,857
CPFL Energia SA(a)(b)	2,598	31,825
Empresa Nacional de Electricidad SA(a)	452	18,735
Enersis SA(a)	3,573	56,561
National Grid PLC(a)	1,637	105,701
TransAlta Corp.	1,229	9,525
Total Utilities		253,204

Total Common Stocks
(Cost $24,651,006)		24,859,686
PREFERRED STOCKS—3.1%
Banks—0.5%
Itau Unibanco Holding SA(a)	11,640	127,458

Energy—2.1%
Petroleo Brasileiro SA*(a)	67,408	550,049

Materials—0.5%
Vale SA, Class A(a)	26,432	133,482

Total Preferred Stocks
(Cost $871,443)		810,989
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—15.5%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.08% (c)
(Cost $4,014,926)	4,014,926	4,014,926

Total Investments—114.9%
(Cost $29,537,375)		29,685,601
Liabilities in Excess of Other Assets—(14.9)%		(3,860,752)
Net Assets—100.0%		$25,824,849
		% of
Country	Value	Net Assets
Australia	$214,423	0.8%
Belgium	325,376	1.3
Brazil	1,325,065	5.1
Canada	2,403,565	9.3
Chile	241,307	0.9
China	1,942,082	7.5
Colombia	153,397	0.6
Denmark	69,271	0.3
Finland	70,432	0.3
France	1,341,772	5.2
Germany	352,228	1.4
Hong Kong	2,681,068	10.4
Ireland	176,315	0.7
Italy	748,867	2.9
Japan	3,609,948	14.0
Jersey Islands	4,419	0.0 †
Luxembourg	370,116	1.4
Mexico	465,156	1.8
Netherlands	2,351,602	9.1
Norway	363,728	1.4
Peru	20,249	0.1
South Korea	337,948	1.3
Spain	553,140	2.1
Sweden	134,885	0.5
Switzerland	771,557	3.0
Taiwan	153,492	0.6
United Kingdom	4,408,896	17.1
United States	4,095,297	15.8
Total Investments	29,685,601	114.9
Liabilities in Excess of
Other Assets	(3,860,752)	(14.9)
Net Assets	$25,824,849	100.0%

PLC – Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $3,929,214; total market value of the collateral held by the fund was $4,040,455. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $25,529.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

35

SCHEDULE OF INVESTMENTS

RevenueShares Navellier Overall A-100 Fund

June 30, 2015

Investments	Shares	Value
COMMON STOCKS—99.8%
Banks—2.2%
Bank of the Ozarks, Inc.	611	$27,953
Heartland Financial USA, Inc.	765	28,473
Seacoast Banking Corp. of Florida*	1,766	27,903
ServisFirst Bancshares, Inc.	718	26,975
United Community Financial Corp.	4,889	26,156
Walker & Dunlop, Inc.*	1,176	31,446
Total Banks		168,906

Capital Goods—3.2%
A.O. Smith Corp.	589	42,396
American Woodmark Corp.*	566	31,045
Apogee Enterprises, Inc.	535	28,162
Dycom Industries, Inc.*	662	38,959
PGT, Inc.*	1,906	27,656
Snap-on, Inc.	322	51,279
TASER International, Inc.*(a)	784	26,115
Total Capital Goods		245,612

Commercial & Professional Services—1.0%
Equifax, Inc.	443	43,011
Rollins, Inc.	1,322	37,717
Total Commercial & Professional Services		80,728

Consumer Durables & Apparel—5.9%
Carter’s, Inc.	442	46,985
G-III Apparel Group Ltd.*	599	42,140
Hanesbrands, Inc.	1,962	65,374
Hasbro, Inc.	756	56,541
Helen of Troy Ltd.*	379	36,949
Hooker Furniture Corp.	1,061	26,642
Installed Building Products, Inc.*	1,218	29,817
Leggett & Platt, Inc.	1,099	53,499
Nautilus, Inc.*	1,269	27,296
Skechers U.S.A., Inc., Class A*	403	44,245
ZAGG, Inc.*	3,058	24,219
Total Consumer Durables & Apparel		453,707

Consumer Services—3.4%
Carriage Services, Inc.	1,124	26,841
Cracker Barrel Old Country Store, Inc.(a)	317	47,284
Denny’s Corp.*	2,510	29,141
Diamond Resorts International, Inc.*	939	29,625
Jack in the Box, Inc.	424	37,380
Marriott Vacations Worldwide Corp.	439	40,278
Service Corp. International	1,613	47,471
Total Consumer Services		258,020

Diversified Financials—0.7%
INTL. FCStone, Inc.*	811	26,958
MarketAxess Holdings, Inc.	308	28,573
Total Diversified Financials		55,531

Food & Staples Retailing—6.9%
Kroger Co. (The)	7,316	530,483

Food, Beverage & Tobacco—0.9%
Constellation Brands, Inc., Class A	580	67,292

Investments	Shares	Value
Health Care Equipment & Services—34.8%
ABIOMED, Inc.*	418	$27,475
Aetna, Inc.	3,656	465,994
Almost Family, Inc.*	721	28,775
AMN Healthcare Services, Inc.*	1,151	36,360
Anthem, Inc.	3,282	538,708
Cantel Medical Corp.	560	30,055
Centene Corp.*	2,013	161,845
Chemed Corp.	284	37,233
Edwards Lifesciences Corp.*	305	43,441
Ensign Group, Inc. (The)	632	32,270
Hill-Rom Holdings, Inc.	691	37,542
ICU Medical, Inc.*	293	28,028
LHC Group, Inc.*	799	30,562
Masimo Corp.*	774	29,985
McKesson Corp.	2,291	515,040
UnitedHealth Group, Inc.	4,485	547,170
Universal Health Services, Inc., Class B	653	92,791
Total Health Care Equipment & Services		2,683,274

Insurance—3.7%
AmTrust Financial Services, Inc.	919	60,204
Endurance Specialty Holdings Ltd.	625	41,062
FNF Group	2,286	84,559
Heritage Insurance Holdings, Inc.*	1,243	28,576
Universal Insurance Holdings, Inc.	1,198	28,992
Validus Holdings Ltd.	924	40,647
Total Insurance		284,040

Materials—1.0%
Sealed Air Corp.	1,556	79,947

Media—1.0%
Madison Square Garden Co. (The),
Class A*	439	36,652
Starz, Class A*	883	39,488
Total Media		76,140

Pharmaceuticals, Biotechnology & Life Sciences—6.6%
Bristol-Myers Squibb Co.	2,133	141,930
Cambrex Corp.*	651	28,605
China Biologic Products, Inc.*	237	27,293
Gilead Sciences, Inc.	1,879	219,993
ICON PLC*	542	36,477
SciClone Pharmaceuticals, Inc.*	2,843	27,918
Sucampo Pharmaceuticals, Inc.,
Class A*	1,577	25,910
Total Pharmaceuticals, Biotechnology
& Life Sciences		508,126

Real Estate—0.4%
Marcus & Millichap, Inc.*	628	28,976

Retailing—11.1%
Kirkland’s, Inc.	1,114	31,047
Nutrisystem, Inc.	1,170	29,110
O’Reilly Automotive, Inc.*	345	77,963
Ross Stores, Inc.	2,156	104,803

The accompanying notes are an integral part of these financial statements.

36

SCHEDULE OF INVESTMENTS — continued

RevenueShares Navellier Overall A-100 Fund

June 30, 2015

Investments	Shares	Value
Retailing (continued)
Select Comfort Corp.*	1,187	$35,693
Target Corp.	6,485	529,370
Ulta Salon Cosmetics & Fragrance, Inc.*	326	50,351
Total Retailing		858,337

Semiconductors & Semiconductor Equipment—2.4%
Ambarella, Inc.*(a)	228	23,413
Avago Technologies Ltd.	678	90,127
Silicon Motion Technology Corp.(b)	773	26,753
Skyworks Solutions, Inc.	439	45,700
Total Semiconductors &
Semiconductor Equipment		185,993

Software & Services—6.8%
Cimpress NV*	430	36,189
DST Systems, Inc.	368	46,361
Ebix, Inc.(a)	812	26,479
Electronic Arts, Inc.*	909	60,448
Ellie Mae, Inc.*(a)	409	28,544
FactSet Research Systems, Inc.	200	32,502
Hackett Group, Inc. (The)	2,302	30,916
Manhattan Associates, Inc.*	489	29,169
MAXIMUS, Inc.	595	39,109
NetEase, Inc.(c)	276	39,983
NICE-Systems Ltd.(b)	501	31,859
Paycom Software, Inc.*	706	24,110
Total System Services, Inc.	1,040	43,441
Tucows, Inc., Class A*(a)	933	25,984
VASCO Data Security
International, Inc.*(a)	829	25,027
Total Software & Services		520,121

Technology Hardware & Equipment—7.3%
Apple, Inc.	4,251	533,182
Orbotech Ltd.*	1,412	29,369
Total Technology Hardware & Equipment		562,551

Transportation—0.5%
Matson, Inc.	928	39,013

Total Common Stocks
(Cost $7,548,800)		7,686,797

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—1.8%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.08% (c)
(Cost $140,964)	140,964	$140,964

Total Investments—101.6%
(Cost $7,689,764)		7,827,761
Liabilities in Excess of Other Assets—(1.6)%		(125,742)
Net Assets—100.0%		$7,702,019

PLC – Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $195,357; total market value of the collateral held by the fund was $195,389. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $54,425.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

37

SCHEDULE OF INVESTMENTS

RevenueShares Ultra Dividend Fund

June 30, 2015

Investments	Shares	Value
COMMON STOCKS—99.0%
Banks—0.9%
New York Community Bancorp, Inc.(a)	13,708	$251,953
People’s United Financial, Inc.	13,980	226,616
Valley National Bancorp	9,931	102,388
Total Banks		580,957

Commercial & Professional Services—3.1%
R.R. Donnelley & Sons Co.	117,826	2,053,707

Consumer Durables & Apparel—1.6%
Mattel, Inc.	40,939	1,051,723

Consumer Services—1.3%
Darden Restaurants, Inc.	12,013	853,884

Diversified Financials—0.8%
CME Group, Inc.	6,081	565,898

Energy—16.7%
Diamond Offshore Drilling, Inc.(a)	17,414	449,455
Ensco PLC, Class A	35,625	793,369
HollyFrontier Corp.	78,063	3,332,509
Kinder Morgan, Inc.	73,232	2,811,377
Noble Corp. PLC(a)	35,632	548,377
Transocean Ltd.(a)	91,358	1,472,691
Williams Cos., Inc. (The)	28,772	1,651,225
Total Energy		11,059,003

Food, Beverage & Tobacco—12.4%
Altria Group, Inc.	68,544	3,352,487
Philip Morris International, Inc.	41,063	3,292,021
Reynolds American, Inc.	20,975	1,565,993
Total Food, Beverage & Tobacco		8,210,501

Insurance—2.3%
Mercury General Corp.	9,824	546,706
Old Republic International Corp.	62,602	978,469
Total Insurance		1,525,175

Real Estate—7.6%
BioMed Realty Trust, Inc.	5,969	115,440
Corporate Office Properties Trust	4,381	103,129
Corrections Corp. of America	8,905	294,577
HCP, Inc.	11,314	412,622
Health Care REIT, Inc.	9,091	596,642
Highwoods Properties, Inc.	2,730	109,064
Home Properties, Inc.	1,723	125,865
Hospitality Properties Trust	10,981	316,472
Iron Mountain, Inc.	17,653	547,243
Kimco Realty Corp.	8,042	181,267
Lamar Advertising Co., Class A	4,068	233,829
Liberty Property Trust	4,355	140,318
Mack-Cali Realty Corp.	5,975	110,119
Mid-America Apartment
Communities, Inc.	2,437	177,438
National Retail Properties, Inc.	2,245	78,597
Omega Healthcare Investors, Inc.	2,626	90,151
Plum Creek Timber Co., Inc.	7,158	290,400
Realty Income Corp.	3,791	168,283

Investments	Shares	Value
Senior Housing Properties Trust	8,780	$154,089
Ventas, Inc.	9,016	559,803
Weingarten Realty Investors	2,930	95,782
WP GLIMCHER, Inc.	9,478	128,237
Total Real Estate		5,029,367

Telecommunication Services—16.2%
AT&T, Inc.	96,547	3,429,349
CenturyLink, Inc.	102,021	2,997,377
Frontier Communications Corp.(a)	183,573	908,686
Verizon Communications, Inc.	71,050	3,311,641
Windstream Holdings, Inc.	13,683	87,298
Total Telecommunication Services		10,734,351

Utilities—36.1%
Ameren Corp.	27,898	1,051,197
CenterPoint Energy, Inc.	79,480	1,512,504
Consolidated Edison, Inc.	40,038	2,317,399
Duke Energy Corp.	45,959	3,245,625
Entergy Corp.	31,425	2,215,463
FirstEnergy Corp.	77,255	2,514,650
Hawaiian Electric Industries, Inc.	18,306	544,237
Pepco Holdings, Inc.	33,633	906,073
PPL Corp.	70,534	2,078,637
Public Service Enterprise Group, Inc.	48,783	1,916,196
SCANA Corp.	16,898	855,884
Southern Co. (The)	77,349	3,240,923
TECO Energy, Inc.	26,181	462,357
WEC Energy Group, Inc.	14,070	632,728
Westar Energy, Inc.	13,419	459,198
Total Utilities		23,953,071

Total Common Stocks
(Cost $68,213,514)		65,617,637
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—4.5%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.08% (b)
(Cost $2,971,719)	2,971,719	2,971,719

Total Investments—103.5%
(Cost $71,185,233)		68,589,356
Liabilities in Excess of Other Assets—(3.5)%		(2,335,326)
Net Assets—100.0%		$66,254,030

PLC – Public Limited Company
REIT – Real Estate Investment Trust

(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $2,742,893; total market value of the collateral held by the fund was $2,971,719.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

38

SCHEDULE OF INVESTMENTS — continued

RevenueShares Global Growth Fund

June 30, 2015

Investments	Shares	Value
COMMON STOCKS—101.8%
Automobiles & Components—5.6%
Fiat Chrysler Automobiles NV*	6,894	$100,933
Peugeot SA*	2,028	41,678
Renault SA	296	30,810
Toyota Motor Corp.	1,630	109,271
Total Automobiles & Components		282,692

Banks—7.0%
Banco Bilbao Vizcaya Argentaria SA	3,037	29,751
Banco Comercial Portugues SA,
Class R*	112,436	9,771
Banco Santander SA	8,341	58,215
BBVA Banco Continental SA	20,070	26,275
Credicorp Ltd.	562	78,073
ING Groep NV	1,964	32,409
Komercni banka AS	357	79,132
Standard Bank Group Ltd.	3,393	44,774
Total Banks		358,400

Capital Goods—12.4%
ACS Actividades de Construccion y
Servicios SA	2,125	68,319
Airbus Group SE	649	42,085
AntarChile SA	8,591	95,444
Bidvest Group Ltd.(The)	2,894	73,472
CNH Industrial NV	3,099	28,759
Compagnie de Saint-Gobain	675	30,286
Ferreycorp SAA	88,747	39,659
Grana y Montero SAA	39,175	56,095
IDB Development Corp. Ltd.*	102,719	53,287
Koninklijke Philips NV	1,788	45,462
Quinenco SA	16,886	35,249
Top Frontier Investment Holdings, Inc.*	35,990	65,012
Total Capital Goods		633,129

Commercial & Professional Services—0.8%
Randstad Holding NV	634	41,261

Consumer Durables & Apparel—1.0%
Steinhoff International Holdings Ltd.	8,292	52,596

Consumer Services—0.2%
Fortuna Entertainment Group NV*	2,405	7,776
Diversified Financials—1.3%
EXOR S.p.A.	1,412	67,367

Energy—18.7%
Empresas Copec SA	8,991	95,449
Eni S.p.A.	6,097	108,149
Esso Thailand PCL*	96,059	18,060
Galp Energia SGPS SA	12,244	143,517
IRPC PCL	187,332	24,848
PTT Exploration & Production PCL	6,598	21,293
PTT PCL	22,716	241,449
Repsol SA	3,584	62,894
Sasol Ltd.	2,600	96,393
Thai Oil PCL	19,360	31,526
Total SA	2,218	107,674
Total Energy		951,252

Investments	Shares	Value
Food & Staples Retailing—9.1%
Carrefour SA	1,080	$34,560
Cencosud SA	31,816	76,524
CP ALL PCL	25,037	34,284
InRetail Peru Corp.*	3,412	49,474
Jeronimo Martins SGPS SA	8,015	102,699
Koninklijke Ahold NV	3,651	68,341
Shoprite Holdings Ltd.	3,572	51,059
Sonae SGPS SA	35,461	46,504
Total Food & Staples Retailing		463,445

Food, Beverage & Tobacco—2.4%
Alicorp SAA*	27,960	52,795
Charoen Pokphand Foods PCL	55,332	39,317
Heineken NV	290	21,995
Philip Morris CR AS	12	5,160
Total Food, Beverage & Tobacco		119,267

Household & Personal Products—2.2%
Unilever NV	2,673	111,253

Insurance—9.3%
Aegon NV	15,361	112,823
Assicurazioni Generali S.p.A.	5,189	93,430
AXA SA	3,595	90,646
CNP Assurances	1,892	31,579
Mapfre SA	10,893	37,467
MMI Holdings Ltd.	14,791	36,741
NN Group NV	1,105	31,044
Sanlam Ltd.	7,590	41,484
Total Insurance		475,214

Materials—7.7%
Akzo Nobel NV	416	30,253
Cia de Minas Buenaventura SAA(a)	2,379	24,694
Indorama Ventures PCL	27,005	22,187
Mondi Ltd.	1,815	39,918
PTT Global Chemical PCL	23,461	48,102
Siam Cement PCL (The)	2,758	42,462
Sociedad Minera Cerro Verde SAA*	1,321	31,308
Southern Copper Corp.	4,366	128,404
Union Andina de Cementos SAA	34,144	26,433
Total Materials		393,761
Retailing—2.7%
Imperial Holdings Ltd.	3,181	48,615
Inditex SA	1,014	32,939
S.A.C.I. Falabella	7,774	54,295
Total Retailing		135,849

Telecommunication Services—5.4%
MTN Group Ltd.	3,526	66,451
O2 Czech Republic AS	29,752	118,568
Telefonica SA	6,299	89,484
Total Telecommunication Services		274,503

Transportation—1.0%
LATAM Airlines Group SA*	6,881	49,030

The accompanying notes are an integral part of these financial statements.

39

SCHEDULE OF INVESTMENTS — continued

RevenueShares Global Growth Fund

June 30, 2015

Investments	Shares	Value
Utilities—15.0%
CEZ AS	11,090	$257,469
EDP – Energias de Portugal SA	34,872	132,299
Electricite de France SA	2,354	52,457
Endesa SA	2,030	38,824
Enel S.p.A.	16,802	76,081
Enersis SA	169,288	53,794
Gas Natural SDG SA	1,909	43,263
GDF Suez	2,930	54,323
Iberdrola SA	7,923	53,338
Total Utilities		761,848

Total Common Stocks
(Cost $5,305,451)		5,178,643
RIGHT—0.0%†
Energy—0.0%†
Repsol SA, expiring 7/31/15*(b)
(Cost $2,137)	3,872	2,006

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.0%†
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.08% (c)
(Cost $128)	128	128

Total Investments—101.8%
(Cost $5,307,716)		5,180,777
Liabilities in Excess of Other Assets—(1.8)%		(91,646)
Net Assets—100.0%		$5,089,131

PCL – Public Company Limited

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The market value of the security on loan was $110; total market value of the collateral held by the fund was $128.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
		% of
Country	Value	Net Assets
Chile	$459,784	9.0%
Czech Republic	460,329	9.0
France	516,098	10.1
Israel	53,287	1.1
Italy	345,027	6.8
Japan	109,271	2.2
Netherlands	391,364	7.7
Peru	384,805	7.6
Philippines	65,012	1.3
Portugal	434,790	8.5
South Africa	551,504	10.8
Spain	516,500	10.2
Thailand	523,527	10.3
United Kingdom	240,946	4.7
United States	128,533	2.5
Total Investments	5,180,777	101.8
Liabilities in Excess of
Other Assets	(91,646)	(1.8)
Net Assets	$5,089,131	100.0%

The accompanying notes are an integral part of these financial statements.

40

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund
ASSETS:
Investments at value (including securities on loan)
(Note 5)[1]	$348,540,340	$252,353,822	$394,824,149	$32,493,485
Cash	304,634	157,651	112,069	36,143
Receivables:
Dividends	374,827	169,444	222,694	25,101
Capital shares sold	—	4,948,300	11,604,522	—
Investment securities sold	329,410	4,524,640	11,806,345	—
Securities lending income, net (Note 2)	1,952	7,383	19,759	—
Prepaid expenses	12,630	12,202	12,764	10,900
Total Assets	349,563,793	262,173,442	418,602,302	32,565,629
LIABILITIES:
Payables:
Investment of cash collateral for securities on loan (Note 2)	5,455,819	10,323,391	22,325,222	—
Investment securities purchased	152,260	4,606,262	12,204,435	—
Capital shares redeemed	—	4,939,243	9,248,473	—
Advisory fees (Note 3)	91,211	79,923	105,017	6,102
BNY Fund Services fees	161,373	114,375	183,237	27,546
Professional fees	16,018	18,200	19,588	15,810
Compliance Officer fees	31	—	3	27
Other accrued expenses	5,572	—	117	3,120
Total Liabilities	5,882,284	20,081,394	44,086,092	52,605
NET ASSETS	$343,681,509	$242,092,048	$374,516,210	$32,513,024
NET ASSETS CONSIST OF:
Paid-in capital	$278,496,903	$212,673,815	$339,850,702	$27,663,541
Undistributed net investment income	1,438,000	471,279	423,489	90,350
Accumulated net realized loss on investments
and foreign currency translations	(2,814,977)	(3,665,616)	(9,429,538)	(655,249)
Net unrealized appreciation on investments
and foreign currency translations	66,561,583	32,612,570	43,671,557	5,414,382
NET ASSETS	$343,681,509	$242,092,048	$374,516,210	$32,513,024
Shares outstanding (unlimited number of shares of
beneficial interest authorized, without par value)	8,401,400	4,901,400	6,451,400	650,000
Net asset value, per share	$40.91	$49.39	$58.05	$50.02
Investments at cost	$281,978,757	$219,741,252	$351,152,592	$27,079,103

[1] Includes market value of securities on loan:	$6,296,561	$14,482,831	$27,295,044	$5,300

The accompanying notes are an integral part of these financial statements.

41

STATEMENTS OF ASSETS AND LIABILITIES — concluded

June 30, 2015

	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund	RevenueShares Ultra Dividend Fund	RevenueShares Global Growth Fund
ASSETS:
Investments at value (including securities on loan)
(Note 5)[1]	$29,685,601	$7,827,761	$68,589,356	$5,180,777
Cash	106,239	22,953	589,945	—
Foreign currency	—	—	—	450,423
Receivables:
Expense reimbursement due from Adviser	—	798	—	2,223
Dividends	117,330	9,060	98,993	741
Investment securities sold	—	—	—	124,186
Securities lending income, net (Note 2)	2,663	457	3,090	44
Reclaims	35,235	715	—	3,624
Prepaid expenses	10,818	10,704	10,931	8,937
Total Assets	29,957,886	7,872,448	69,292,315	5,770,955
LIABILITIES:
Payables:
Due to custodian	—	—	—	84,073
Investment of cash collateral for securities on loan
(Note 2)	4,014,926	140,964	2,971,719	128
Investment securities purchased	63,630	—	—	576,362
Advisory fees (Note 3)	4,351	—	1,260	—
BNY Fund Services fees	20,727	7,817	40,636	4,224
Professional fees	23,623	15,460	21,235	12,849
Compliance Officer fees	12	—	—	45
Trustee fees	—	636	—	9
Other accrued expenses	5,768	5,552	3,435	4,134
Total Liabilities	4,133,037	170,429	3,038,285	681,824
NET ASSETS	$25,824,849	$7,702,019	$66,254,030	$5,089,131
NET ASSETS CONSIST OF:
Paid-in capital	$30,731,006	$7,370,250	$68,674,887	$5,000,000
Undistributed net investment income	298,698	8,958	531,324	62,498
Accumulated net realized gain (loss) on investments
and foreign currency translations	(5,353,081)	184,814	(356,304)	153,632
Net unrealized appreciation (depreciation) on investments
and foreign currency translations	148,226	137,997	(2,595,877)	(126,999)
NET ASSETS	$25,824,849	$7,702,019	$66,254,030	$5,089,131
Shares outstanding (unlimited number of shares of
beneficial interest authorized, without par value)	700,000	150,000	2,300,000	100,000
Net asset value, per share	$36.89	$51.35	$28.81	$50.89
Investments at cost	$29,537,375	$7,689,764	$71,185,233	$5,307,716
Foreign currency at cost	—	—	—	450,500
[1] Includes market value of securities on loan:	$3,929,214	$195,357	$2,742,893	$110

The accompanying notes are an integral part of these financial statements.

42

STATEMENTS OF OPERATIONS

Year Ended June 30, 2015

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund
INVESTMENT INCOME:
Dividend income	$6,473,416	$2,987,792	$3,814,855	$540,981
Foreign withholding tax	(619)	—	(1,183)	—
Securities lending income, net (Note 2)	18,228	110,556	168,943	198
Total Income	6,491,025	3,098,348	3,982,615	541,179
EXPENSES:
Advisory fees (Note 3)	1,334,741	1,118,767	1,613,569	152,661
BNY Fund Services fees	339,342	274,476	368,861	60,727
Professional fees	67,505	58,778	76,040	22,929
Compliance Officer fees	28,266	21,492	27,908	10,736
Printing and Postage	15,413	15,900	34,903	11,332
Trustees fees	14,416	12,793	13,068	1,214
NYSE Listing fees	153	146	162	109
NYSE Calculation fees	455	453	455	397
Other Expenses	17,926	8,586	19,817	850
Total Expenses	1,818,217	1,511,391	2,154,783	260,955
Less expense waivers and reimbursements (Note 3)	(365,375)	(303,123)	(412,757)	(94,724)
Net Expenses	1,452,842	1,208,268	1,742,026	166,231
Net Investment Income	5,038,183	1,890,080	2,240,589	374,948
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments	(890,595)	(2,908,955)	(7,291,556)	316,605
Net realized gain on in-kind redemptions	16,077,704	25,455,666	25,034,426	767,195
Total net realized gain	15,187,109	22,546,711	17,742,870	1,083,800
Net change in unrealized appreciation (depreciation)
on investments	907,880	(13,770,229)	(5,676,222)	1,389,228
Net change in unrealized appreciation (depreciation)	907,880	(13,770,229)	(5,676,222)	1,389,228
Net realized and unrealized gain on investments	16,094,989	8,776,482	12,066,648	2,473,028
Net Increase in Net Assets Resulting
From Operations	$21,133,172	$10,666,562	$14,307,237	$2,847,976

The accompanying notes are an integral part of these financial statements.

43

STATEMENTS OF OPERATIONS — concluded

Year or Period Ended June 30, 2015

	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund	RevenueShares Ultra Dividend Fund	RevenueShares Global Growth Fund[1]
INVESTMENT INCOME:
Dividend income	$863,231	$97,609	$2,128,687	$90,771
Foreign withholding tax	(97,663)	(3,202)	(6,993)	(8,861)
Securities lending income, net (Note 2)	27,439	4,269	54,524	179
Total Income	793,007	98,676	2,176,218	82,089
EXPENSES:
Advisory fees (Note 3)	144,441	47,944	215,096	14,985
BNY Fund Services fees	51,896	20,406	74,074	4,225
Professional fees	28,721	17,494	25,490	12,883
Compliance Officer fees	10,002	8,818	11,001	2,182
Printing and Postage	6,051	8,655	6,304	2,522
Trustees fees	1,323	125	1,498	76
NYSE Listing fees	107	123	5,199	3,125
NYSE Calculation fees	453	416	1,120	921
Other Expenses	1,105	172	6,388	690
Total Expenses	244,099	104,153	346,170	41,609
Less expense waivers and reimbursements (Note 3)	(126,139)	(56,209)	(111,955)	(26,624)
Net Expenses	117,960	47,944	234,215	14,985
Net Investment Income	675,047	50,732	1,942,003	67,104
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments	(1,098,264)	1,260,091	(355,788)	153,632
Net realized gain on in-kind redemptions	—	900,812	2,403,532	—
Net realized loss on foreign currency transactions	(20)	—	—	(2,043)
Total net realized gain (loss)	(1,098,284)	2,160,903	2,047,744	151,589
Net change in unrealized appreciation (depreciation)
on investments	(1,695,829)	(1,152,366)	(3,957,606)	(126,922)
Net change in unrealized appreciation (depreciation)
on foreign currency translations	—	—	—	(77)
Net change in unrealized depreciation	(1,695,829)	(1,152,366)	(3,957,606)	(126,999)
Net realized and unrealized gain (loss) on investments	(2,794,113)	1,008,537	(1,909,862)	24,590
Net Increase (Decrease) in Net Assets Resulting
From Operations	$(2,119,066)	$1,059,269	$32,141	$91,694

[1] Commencement of Operations was February 2, 2015.

The accompanying notes are an integral part of these financial statements.

44

STATEMENTS OF CHANGES IN NET ASSETS

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2015	Year Ended June 30, 2014
OPERATIONS:
Net investment income	$5,038,183	$3,348,387	$1,890,080	$1,308,165	$2,240,589	$1,189,594
Net realized gain on investments
and in-kind redemptions	15,187,109	21,792,185	22,546,711	19,575,638	17,742,870	44,566,505
Net change in unrealized
appreciation (depreciation)
on investments	907,880	18,478,534	(13,770,229)	17,801,315	(5,676,222)	9,172,255
Net increase in net assets
resulting from operations	21,133,172	43,619,106	10,666,562	38,685,118	14,307,237	54,928,354
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(4,589,738)	(3,077,924)	(1,772,418)	(1,218,541)	(2,154,534)	(2,135,006)
Realized gains	(274,828)	—	(745,289)	(807,714)	(547,508)	(552,449)
Total distributions to shareholders	(4,864,566)	(3,077,924)	(2,517,707)	(2,026,255)	(2,702,042)	(2,687,455)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	122,153,198	74,120,953	124,590,554	105,992,709	172,760,560	219,926,798
Cost of shares redeemed	(37,709,828)	(53,717,762)	(96,050,919)	(60,813,115)	(102,433,927)	(133,024,559)
Net increase in net assets resulting
from shareholder transactions	84,443,370	20,403,191	28,539,635	45,179,594	70,326,633	86,902,239
Increase in net assets	100,711,976	60,944,373	36,688,490	81,838,457	81,931,828	139,143,138
NET ASSETS:
Beginning of year	242,969,533	182,025,160	205,403,558	123,565,101	292,584,382	153,441,244
End of year	$343,681,509	$242,969,533	$242,092,048	$205,403,558	$374,516,210	$292,584,382
Undistributed net investment
income included in net assets
at end of year	$1,438,000	$1,018,315	$471,279	$355,572	$423,489	$221,473
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of year	6,301,400	5,801,400	4,301,400	3,251,400	5,201,400	3,501,400
Shares sold	3,000,000	2,050,000	2,600,000	2,450,000	3,050,000	4,250,000
Shares redeemed	(900,000)	(1,550,000)	(2,000,000)	(1,400,000)	(1,800,000)	(2,550,000)
Shares outstanding, end of year	8,401,400	6,301,400	4,901,400	4,301,400	6,451,400	5,201,400

The accompanying notes are an integral part of these financial statements.

45

STATEMENTS OF CHANGES IN NET ASSETS — continued

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2015	Year Ended June 30, 2014
OPERATIONS:
Net investment income	$374,948	$322,549	$675,047	$794,802	$50,732	$58,273
Net realized gain (loss) on investments,
in-kind redemptions and
foreign currency translations	1,083,800	3,369,006	(1,098,284)	507,978	2,160,903	701,355
Net change in unrealized
appreciation (depreciation)
on investments and foreign
currency translations	1,389,228	1,401,893	(1,695,829)	3,966,961	(1,152,366)	948,999
Net increase (decrease) in net assets
resulting from operations	2,847,976	5,093,448	(2,119,066)	5,269,741	1,059,269	1,708,627
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(347,753)	(296,193)	(679,055)	(758,211)	(59,319)	(119,412)
Realized gains	—	—	—	—	(1,431,498)	—
Total distributions to shareholders	(347,753)	(296,193)	(679,055)	(758,211)	(1,490,817)	(119,412)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	10,649,165	5,622,796	—	15,422,239	—
Cost of shares redeemed	(2,564,428)	(12,378,478)	—	(5,628,988)	(15,447,872)	—
Net increase (decrease) in
net assets resulting from
shareholder transactions	(2,564,428)	(1,729,313)	5,622,796	(5,628,988)	(25,633)	—
Increase (Decrease) in net assets	(64,205)	3,067,942	2,824,675	(1,117,458)	(457,181)	1,589,215
NET ASSETS:
Beginning of year	32,577,229	29,509,287	23,000,174	24,117,632	8,159,200	6,569,985
End of year	$32,513,024	$32,577,229	$25,824,849	$23,000,174	$7,702,019	$8,159,200
Undistributed net investment
income included in net assets
at end of year	$90,350	$63,155	$298,698	$302,726	$8,958	$17,647
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of year	700,000	750,000	550,000	700,000	150,000	150,000
Shares sold	—	250,000	150,000	—	300,000	—
Shares redeemed	(50,000)	(300,000)	—	(150,000)	(300,000)	—
Shares outstanding, end of year	650,000	700,000	700,000	550,000	150,000	150,000

The accompanying notes are an integral part of these financial statements.

46

STATEMENTS OF CHANGES IN NET ASSETS — concluded

	RevenueShares Ultra Dividend Fund		RevenueShares Global Growth Fund
	Year Ended June 30, 2015	For the Period September 30, 2013[1] to June 30, 2014	For the Period February 2, 2015[1] to June 30, 2014
OPERATIONS:
Net investment income	$1,942,003	$359,022	$67,104
Net realized gain (loss) on investments, in-kind redemptions and
foreign currency translations	2,047,744	(23,901)	151,589
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	(3,957,606)	1,361,729	(126,999)
Net increase in net assets resulting from operations	32,141	1,696,850	91,694
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,572,990)	(178,314)	(2,563)
Realized gains	(51,249)	—	—
Total distributions to shareholders	(1,624,239)	(178,314)	(2,563)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	90,292,154	21,457,458	5,000,000
Cost of shares redeemed	(45,422,020)	—	—
Net increase in net assets resulting from
shareholder transactions	44,870,134	21,457,458	5,000,000
Increase in net assets	43,278,036	22,975,994	5,089,131
NET ASSETS:
Beginning of period	22,975,994	—	—
End of period	$66,254,030	$22,975,994	$5,089,131
Undistributed net investment income included in net assets
at end of period	$531,324	$180,708	$62,498
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,000	—	—
Shares sold	3,050,000	800,000	100,000
Shares redeemed	(1,550,000)	—	—
Shares outstanding, end of period	2,300,000	800,000	100,000
[1] Commencement of operations.

The accompanying notes are an integral part of these financial statements.

47

FINANCIAL HIGHLIGHTS

RevenueShares Large Cap Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value, beginning of year	$38.56	$31.38	$25.20	$25.00	$19.40
Net investment income[1]	0.68	0.59	0.54 [2]	0.41	0.39
Net realized and unrealized gain on investments	2.35	7.13	6.17	0.21 [3]	5.57
Total gain from investment operations	3.03	7.72	6.71	0.62	5.96
Less Distributions from:
Net investment income	(0.64)	(0.54)	(0.53)	(0.42)	(0.36)
Realized gains	(0.04)	—	—	—	—
Total distributions	(0.68)	(0.54)	(0.53)	(0.42)	(0.36)
Net asset value, end of year	$40.91	$38.56	$31.38	$25.20	$25.00
Total Return at Net Asset Value[4]	7.91%	24.84%	26.98%	2.59%	30.97%
Total Return at Market Value[4]	7.85%	25.10%	28.86%	2.57%	30.94%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$343,682	$242,970	$182,025	$156,284	$201,301
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	0.61%	0.68%	0.71%	0.75%	0.73%
Net investment income, net of waivers
and reimbursements	1.70%	1.66%	1.93%[2]	1.72%	1.68%
Portfolio turnover rate[5]	18.79%	11.98%	23.47%	29.05%	12.73%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.
[3]	The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

48

FINANCIAL HIGHLIGHTS — continued

RevenueShares Mid Cap Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value, beginning of year	$47.75	$38.00	$29.88	$31.69	$23.04
Net investment income[1]	0.41	0.34	0.39 [2]	0.23	0.18
Net realized and unrealized gain (loss)
on investments	1.79	9.97	8.18	(1.15)	8.64
Total gain (loss) from investment operations	2.20	10.31	8.57	(0.92)	8.82
Less Distributions from:
Net investment income	(0.39)	(0.34)	(0.31)	(0.22)	(0.17)
Realized gains	(0.17)	(0.22)	(0.14)	(0.67)	—
Total distributions	(0.56)	(0.56)	(0.45)	(0.89)	(0.17)
Net asset value, end of year	$49.39	$47.75	$38.00	$29.88	$31.69
Total Return at Net Asset Value[3]	4.63%	27.28%	28.95%	(2.72)%	38.40%
Total Return at Market Value[3]	5.05%	27.14%	29.25%	(2.80)%	38.42%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$242,092	$205,404	$123,565	$122,557	$144,235
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers
and reimbursements	0.68%	0.73%	0.80%	0.82%	0.81%
Net investment income, net of waivers
and reimbursements	0.84%	0.78%	1.17%[2]	0.77%	0.61%
Portfolio turnover rate[4]	13.93%	24.19%	44.42%	55.02%	38.03%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

49

FINANCIAL HIGHLIGHTS — continued

RevenueShares Small Cap Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value, beginning of year	$56.25	$43.82	$33.71	$34.47	$25.41
Net investment income[1]	0.39	0.26	0.382	0.20	0.14
Net realized and unrealized gain (loss)
on investments	1.89	12.81	10.22	(0.81)	9.06
Total gain (loss) from investment operations	2.28	13.07	10.60	(0.61)	9.20
Less Distributions from:
Net investment income	(0.38)	(0.52)	(0.35)	(0.15)	(0.14)
Realized gains	(0.10)	(0.12)	(0.14)	—	—
Total distributions	(0.48)	(0.64)	(0.49)	(0.15)	(0.14)
Net asset value, end of year	$58.05	$56.25	$43.82	$33.71	$34.47
Total Return at Net Asset Value[3]	4.06%	30.03%	31.74%	(1.75)%	36.26%
Total Return at Market Value[3]	4.24%	30.38%	31.53%	(1.67)%	36.10%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$374,516	$292,584	$153,441	$109,601	$131,017
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers
and reimbursements	0.67%	0.72%	0.79%	0.84%	0.83%
Net investment income, net of waivers
and reimbursements	0.69%	0.51%	0.99%[2]	0.61%	0.44%
Portfolio turnover rate[4]	21.21%	10.69%	39.39%	47.80%	33.72%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

50

FINANCIAL HIGHLIGHTS — continued

RevenueShares Financials Sector Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value, beginning of year	$46.54	$39.35	$27.62	$29.70	$27.30
Net investment income[1]	0.54	0.45	0.382	0.26	0.46
Net realized and unrealized gain (loss)
on investments	3.44	7.17	11.71	(2.05)	2.41
Total gain (loss) from investment operations	3.98	7.62	12.09	(1.79)	2.87
Less Distributions from:
Net investment income	(0.50)	(0.43)	(0.36)	(0.29)	(0.47)
Net asset value, end of year	$50.02	$46.54	$39.35	$27.62	$29.70
Total Return at Net Asset Value[3]	8.57%	19.44%	44.09%	(5.95)%	10.40%
Total Return at Market Value[3]	8.66%	19.32%	44.24%	(5.93)%	10.29%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$32,513	$32,577	$29,509	$9,667	$11,880
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	0.77%	0.80%	1.03%	1.29%	1.03%
Net investment income, net of waivers
and reimbursements	1.11%	1.03%	1.12%[2]	0.98%	1.52%
Portfolio turnover rate[4]	12.79%	13.27%	20.20%	26.17%	15.99%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

51

FINANCIAL HIGHLIGHTS — continued

RevenueShares Adr Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value, beginning of year	$41.82	$34.45	$31.81	$39.84	$30.74
Net investment income[1]	1.07	1.33	0.97 [2]	1.00	0.96
Net realized and unrealized gain (loss)
on investments	(4.83)	7.24	2.47	(7.47)	9.01
Total gain (loss) from investment operations	(3.76)	8.57	3.44	(6.47)	9.97
Less Distributions from:
Net investment income	(1.17)	(1.20)	(0.80)	(1.33)	(0.87)
Realized gains	—	—	—	(0.23)	—
Total distributions	(1.17)	(1.20)	(0.80)	(1.56)	(0.87)
Net asset value, end of year	$36.89	$41.82	$34.45	$31.81	$39.84
Total Return at Net Asset Value[3]	(9.13)%	25.38%	10.87%	(16.30)%	32.89%
Total Return at Market Value[3]	(9.08)%	25.39%	10.76%	(16.32)%	32.90%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$25,825	$23,000	$24,118	$36,587	$71,716
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	1.01%	1.04%	1.06%	1.05%	0.99%
Net investment income, net of waivers
and reimbursements	2.80%	3.47%	2.83%[2]	2.97%	2.55%
Portfolio turnover rate[4]	25.62%	21.31%	21.02%	35.04%	37.11%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.82%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

52

FINANCIAL HIGHLIGHTS — continued

RevenueShares Navellier Overall A-100 Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value, beginning of year	$54.39	$43.80	$37.93	$41.98	$29.68
Net investment income[1]	0.33	0.39	0.86 [2]	0.44	0.39
Net realized and unrealized gain (loss)
on investments	6.57	11.00	5.49	(3.67)	12.32
Total gain (loss) from investment operations	6.90	11.39	6.35	(3.23)	12.71
Less Distributions from:
Net investment income	(0.40)	(0.80)	(0.48)	(0.38)	(0.41)
Realized gains	(9.54)	—	—	(0.44)	—
Total distributions	(9.94)	(0.80)	(0.48)	(0.82)	(0.41)
Net asset value, end of year	$51.35	$54.39	$43.80	$37.93	$41.98
Total Return at Net Asset Value[3]	13.65%	26.37%	16.79%	(7.61)%	43.05%
Total Return at Market Value[3]	13.62%	26.61%	16.77%	(7.93)%	43.22%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$7,702	$8,159	$6,570	$7,585	$10,496
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to expense waivers
and reimbursements	1.30%	1.37%	1.43%	1.42%	1.60%
Net investment income, net of waivers
and reimbursements	0.63%	0.79%	2.05%[2]	1.18%	1.06%
Portfolio turnover rate[4]	200.05%	142.40%	224.74%	154.06%	190.44%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.91%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

53

FINANCIAL HIGHLIGHTS — continued

RevenueShares Ultra Dividend Fund

For a share outstanding throughout each period presented.

	Year Ended June 30, 2015	For the Period September 30, 2013[1] Through June 30, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$28.72	$24.87
Net investment income[2]	1.20	0.91
Net realized and unrealized gain on investments	0.03 [3]	3.39
Total gain from investment operations	1.23	4.30
Less Distributions from:
Net investment income	(1.11)	(0.45)
Realized gains	(0.03)	—
Total distributions	(1.14)	(0.45)
Net asset value, end of period	$28.81	$28.72
Total Return at Net Asset Value[4]	4.30%	17.46%[7]
Total Return at Market Value[4]	4.19%	17.58%[7]
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$66,254	$22,976
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%	0.49%[5]
Expenses, prior to expense waivers and reimbursements	0.72%	1.18%[5]
Net investment income, net of waivers and reimbursements	4.06%	4.57%[5]
Portfolio turnover rate[6]	51.83%	37.43%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Annualized.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[7]	Not Annualized.

The accompanying notes are an integral part of these financial statements.

54

FINANCIAL HIGHLIGHTS — concluded

Revenueshares global growth fund

For a share outstanding throughout the period presented.

For the Period February 02, 2015[1] Through June 30, 2015
Per Share Operating Performance:
Net asset value, beginning of period	$50.00
Net investment income[2]	0.67
Net realized and unrealized gain on investments	0.25
Total gain from investment operations	0.92
Less Distributions from:
Net investment income	(0.03)
Net asset value, end of period	$50.89
Total Return at Net Asset Value[3]	1.83%[4]
Total Return at Market Value[3]	1.09%[4]
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$5,089
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.70%[5]
Expenses, prior to expense waivers and reimbursements	1.94%[5]
Net investment income, net of waivers and reimbursements	3.13%[5]
Portfolio turnover rate[6]	137.64%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Not Annualized.
[5]	Annualized.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

55

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eight active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund, RevenueShares Ultra Dividend Fund and RevenueShares Global Growth Fund are not diversified. Operations commenced on September 30, 2013 for the RevenueShares Ultra Dividend Fund and February 2, 2015 for the RevenueShares Global Growth Fund.

Under the Funds’ organizational documents, its officers and trustees are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at June 30, 2015 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2015, the collateral consisted of an institutional money market fund, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Inflation Indexed Bonds.

56

NOTES TO FINANCIAL STATEMENTS — continued

Master Netting Arrangements — A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received[1]	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
RevenueShares Large Cap Fund	$ 6,296,561	$ (6,296,561)	$ —	$ —	$ —	$ —
RevenueShares Mid Cap Fund	14,482,831	(14,482,831)	—	—	—	—
RevenueShares Small Cap Fund	27,382,269	(27,382,269)	—	—	—	—
RevenueShares Financials
Sector Fund	5,300	(5,300)	—	—	—	—
RevenueShares ADR Fund	3,929,214	(3,929,214)	—	—	—	—
RevenueShares Navellier
Overall A-100 Fund	195,357	(195,357)	—	—	—	—
RevenueShares Ultra
Dividend Fund	2,742,893	(2,742,893)	—	—	—	—
RevenueShares Global
Growth Fund	110	(110)	—	—	—	—

1    The amount of collateral presented is limited such that the net amount cannot be less than zero.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. ADVISORY FEES, SERVICING FEES AND OTHER FEES AND EXPENSES

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

57

NOTES TO FINANCIAL STATEMENTS — continued

The Funds pay the Adviser the following annualized fees:

Fund	Management Fees
RevenueShares Large Cap Fund	0.45%
RevenueShares Mid Cap Fund	0.50%
RevenueShares Small Cap Fund	0.50%
RevenueShares Financials Sector Fund	0.45%
RevenueShares ADR Fund	0.60%
RevenueShares Navellier Overall A-100 Fund	0.60%
RevenueShares Ultra Dividend Fund	0.45%
RevenueShares Global Growth Fund	0.70%

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreements pursuant to which the Adviser has agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the above table. Amounts waived and/or reimbursed pursuant to these agreements are not subject to subsequent recapture by the Adviser. These agreements will remain in effect and will be contractually binding until October 27, 2015, (except for Global Growth, which is November 25, 2015), after which they may be terminated or revised.

Pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.

Neither the Distributor, FCS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust.

Licensing Fee Agreements — The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

4. CREATION AND REDEMPTION TRANSACTIONS

As of June 30, 2015, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

58

NOTES TO FINANCIAL STATEMENTS — continued

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as June 30, 2015 in valuing the Funds’ assets carried at fair value:

	(Level 1)				(Level 2)		(Level 3)
Fund	Common Stock	Exchange Traded Fund	Preferred Stock	Rights	Money Market Funds	Common Stock	Common Stock	Total
RevenueShares Large
Cap Fund	$343,083,698	$823	$—	$—	$5,455,819	$—	$—	$348,540,340
RevenueShares Mid
Cap Fund	242,030,431	—	—	—	10,323,391	—	—	252,353,822
RevenueShares Small
Cap Fund	372,498,927	—	—	—	22,325,222	—	—	394,824,149
RevenueShares Financials
Sector Fund	32,493,485	—	—	—	—	—	—	32,493,485
RevenueShares ADR Fund	24,859,686	—	810,989	—	4,014,926	—	—	29,685,601
RevenueShares Navellier
Overall A-100 Fund	7,686,797	—	—	—	140,964	—	—	7,827,761
RevenueShares Ultra
Dividend Fund	65,617,637	—	—	—	2,971,719	—	—	68,589,356
RevenueShares Global
Growth Fund	5,178,643	—	—	2,006	128	—	—	5,180,777

At June 30, 2015, the Funds did not hold any Level 3 securities during the year. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. For the year ended June 30, 2015, there were no transfers out of Level 2 into Level 1. The following amounts were transferred out of Level 1 into Level 2:

Fund
RevenueShares Large Cap Fund	$787,229
RevenueShares Mid Cap Fund	10,660,514
RevenueShares Small Cap Fund	16,000,780
RevenueShares Financials Sector Fund	765
RevenueShares ADR Fund	3,502,086
RevenueShares Navellier Overall A-100 Fund	363,140
RevenueShares Ultra Dividend Fund	331,037

59

NOTES TO FINANCIAL STATEMENTS — continued

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the year ended June 30, 2015 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$89,474,424	$55,623,441
RevenueShares Mid Cap Fund	94,362,786	31,145,110
RevenueShares Small Cap Fund	144,770,835	68,360,540
RevenueShares Financials Sector Fund	4,413,932	4,309,533
RevenueShares ADR Fund	6,371,963	6,140,720
RevenueShares Navellier Overall A-100 Fund	25,502,858	16,002,174
RevenueShares Ultra Dividend Fund	60,918,001	24,592,327
RevenueShares Global Growth Fund	12,361,915	7,209,154

For the year ended June 30, 2015, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$84,347,503	$32,981,006
RevenueShares Mid Cap Fund	40,740,399	75,580,360
RevenueShares Small Cap Fund	61,598,430	69,726,506
RevenueShares Financials Sector Fund	—	2,558,164
RevenueShares ADR Fund	5,622,034	—
RevenueShares Navellier Overall A-100 Fund	—	10,962,025
RevenueShares Ultra Dividend Fund	51,952,916	43,625,571
RevenueShares Global Growth Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. TRUSTEE’S FEES

The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

8. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$284,816,663	$68,983,651	$(5,259,974)	$63,723,677
RevenueShares Mid Cap Fund	221,792,997	38,989,215	(8,428,390)	30,560,825
RevenueShares Small Cap Fund	354,738,879	58,609,287	(18,524,017)	40,085,270
RevenueShares Financials Sector Fund	27,186,369	5,589,349	(282,233)	5,307,116
RevenueShares ADR Fund	30,373,482	1,439,574	(2,127,455)	(687,881)
RevenueShares Navellier Overall A-100 Fund	7,689,764	256,032	(118,035)	137,997
RevenueShares Ultra Dividend Fund	71,528,945	1,140,804	(4,080,393)	(2,939,589)
RevenueShares Global Growth Fund	5,307,943	67,274	(194,440)	(127,166)

60

NOTES TO FINANCIAL STATEMENTS — continued

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on passive foreign investment companies. At June 30, 2015, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Undistributed Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Loss)
RevenueShares Large Cap Fund	$1,395,988	$64,941	$63,723,677	$65,184,606
RevenueShares Mid Cap Fund	471,279	(1,613,871)	30,560,825	29,418,233
RevenueShares Small Cap Fund	405,589	(5,825,351)	40,085,270	34,665,508
RevenueShares Financials Sector Fund	90,350	(547,983)	5,307,116	4,849,483
RevenueShares ADR Fund	308,037	(4,526,313)	(687,881)	(4,906,157)
RevenueShares Navellier Overall A-100 Fund	140,819	52,953	137,997	331,769
RevenueShares Ultra Dividend Fund	518,732	—	(2,939,589)	(2,420,857)
RevenueShares Global Growth Fund	216,357	—	(127,226)	89,131

The tax character of distributions paid during the years ended June 30, 2015 and 2014 were as follows:

	2015		2014
Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
RevenueShares Large Cap Fund	$4,589,744	$274,822	$3,077,924	$—
RevenueShares Mid Cap Fund	1,772,461	745,246	1,218,541	807,714
RevenueShares Small Cap Fund	2,154,563	547,479	2,135,006	552,449
RevenueShares Financials Sector Fund	347,753	—	296,193	—
RevenueShares ADR Fund	679,055	—	758,211	—
RevenueShares Navellier Overall A-100 Fund	730,710	760,107	119,412	—
RevenueShares Ultra Dividend Fund	1,624,239	—	178,314	—
RevenueShares Global Growth Fund	2,563	—	NA	NA

At June 30, 2015, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
RevenueShares Mid Cap Fund	$—	$—	$—	$4,293	$—	$4,293
RevenueShares Small Cap Fund	—	—	—	710,173	—	710,173
RevenueShares Financials Sector Fund	52,317	21,626	78,535	—	395,505	547,983
RevenueShares ADR Fund	—	—	—	775,986	3,105,678	3,881,664

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”), The Act permits the Funds to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

61

NOTES TO FINANCIAL STATEMENTS — continued

Post-October losses represent losses realized on investment transactions from November 1, 2014 through June 30, 2015, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the year ended June 30, 2015, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Mid Cap Fund	$1,609,578
RevenueShares Small Cap Fund	5,115,178
RevenueShares ADR Fund	644,649

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2015, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in- Capital
RevenueShares Large Cap Fund	$(28,760)	$(15,743,722)	$15,772,482
RevenueShares Mid Cap Fund	(1,955)	(24,914,234)	24,916,189
RevenueShares Small Cap Fund	115,961	(24,805,860)	24,689,899
RevenueShares Financials Sector Fund	—	(761,433)	761,433
RevenueShares ADR Fund	(20)	20	—
RevenueShares Navellier Overall A-100 Fund	(102)	(888,516)	888,618
RevenueShares Ultra Dividend Fund	(18,397)	(2,328,898)	2,347,295
RevenueShares Global Growth Fund	(2,043)	2,043	—

Accounting principles generally accepted in the United States (“GAAP”) prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

GAAP requires management of the Funds to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

62

NOTES TO FINANCIAL STATEMENTS — continued

9. SUBSEQUENT EVENTS

On July 2, 2015, the Funds declared quarterly income dividends with an ex-date of July 6, 2015 and payable date of July 10, 2015. The income dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share
RevenueShares Large Cap Fund	$0.17246
RevenueShares Mid Cap Fund	0.09616
RevenueShares Small Cap Fund	0.04799
RevenueShares Financials Sector Fund	0.15058
RevenueShares ADR Fund	0.44170
RevenueShares Navellier Overall A-100 Fund	0.06040
RevenueShares Ultra Dividend Fund	0.24366
RevenueShares Global Growth Fund	0.64541

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in the Funds’ financial statements through this date.

63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund,
RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund,
RevenueShares Navellier Overall A-100 Fund, RevenueShares Ultra Dividend Fund,
RevenueShares Global Growth Fund and the Board of Trustees of RevenueShares ETF Trust

We have audited the accompanying statements of assets and liabilities of the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund, RevenueShares UltraDividend Fund, and RevenueShares Global Growth Fund (the “Funds”), each a series of shares of beneficial interest in the RevenueShares ETF Trust, including the schedules of investments, as of June 30, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2011 have been audited by other auditors, whose report dated August 29, 2011, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund, RevenueShares Ultra Dividend Fund and the RevenueShares Global Growth Fund as of June 30, 2015, and the results of their operations for the year or period then ended, the changes in their net assets and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 25, 2015

64

TRUSTEES AND OFFICERS OF THE REVENUESHARES ETF TRUST

(UNAUDITED)

Independent Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James C. McAuliffe Year of Birth: 1951	Trustee	Since 2006	Retired. Police Officer from 1971 to 2004.	15	Director, Officer Daniel Boyle Scholarship Fund, from 1992 to present.
Christian W. Myers, III Year of Birth: 1952	Trustee	Since 2006	Firefighter from 1976 to present.	15	None
John J. Kolodziej Year of Birth: 1956	Trustee	Since 2007	Controller, Diagnostic Imaging Inc., from August 2010 to 2012; Director of Finance, St. Francis Medical Center, from 2002 to 2009.	15	None
John A. Reilly Year of Birth: 1931	Trustee	Since 2010	Retired. Firefighter from 1956 to 1988.	15	Trustee, Philadelphia Board of Pensions, from 1976 to present; Member of the Executive Board of National Conference on Public Employee Retirement Systems (NCPERS), from 1990 to present.
Interested Trustees
Vincent T. Lowry[3] Year of Birth: 1951	Chairman and Trustee; President	Since 2006	Chief Executive Officer and Chief Investment Officer, VTL, from 2004 to present; Managing Director, Smith Barney, Inc., from 1984 to 2004.	15	None
Daniel J. Ledva[4] Year of Birth: 1972	Trustee	Since September 2011	Senior Managing Director, Co-Founder and Principal, Kelson Group, from 2010 to present; Director, Marwood Group, from 2002 to 2010.	15	Trustee, Dr. Gene A. Carpenter Foundation, from 2008 to present.

[1]	Each Trustee holds office for an indefinite term.
[2]	The “Fund Complex” consists of the Trust, which consists of 14 Funds, only eight of which are operating.
[3]	Mr. Lowry is considered to be an “interested person” of the Trust as defined in the 1940 Act due to his relationship with VTL, the Funds’ investment adviser.
[4]	Mr. Ledva is deemed to be an “interested person” of the Trust as defined in the 1940 Act because the Kelson Group and its affiliated broker-dealer, Kelson Capital LLC, are currently negotiating certain arrangements, including acting as a private placement agent, with VTL and/or the Trust.
65

TRUSTEES AND OFFICERS OF THE REVENUESHARES ETF TRUST

(UNAUDITED) — concluded

Officers

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Gompers One Commerce 2005 Market Street Suite 2020 Philadelphia, PA 19103 Year of Birth: 1981	Treasurer	Since March 2012	Chief Operating Officer, VTL, from March 2007 to present;
Chief Executive Officer and Chief Compliance Officer, IMS,
from December 2009 to present; Analyst, VTL, from July
2005 – March 2007; Accountant, Gompers & Associates,
PLLC from January 2005 – July 2005.
Jennifer J. Mortimer(2) 10 High Street Suite 302 Boston, MA 02110 Year of Birth: 1971	Chief Compliance Officer	Since November 2012	Fund Chief Compliance Officer (2012 to present) and
Compliance Manager (2011 to 2012), Foreside Compliance
Services, LLC; Vice President (2010 to 2011) and Assistant
Vice President (2005 to 2010), Wellington Management
Company, LLP.
Jennifer Folgia One Commerce Square 2005 Market Street Suite 2020 Philadelphia, PA 19103 Year of Birth: 1973	Secretary	Since 2006	Operations Manager, VTL, from 2004 to present; Sales Assistant, Smith Barney, Inc., from 1994 to 2004.

[1]	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
[2]	The Funds’ Chief Compliance Officer may also serve as an officer of other unaffiliated mutual funds, closed-end funds and ETFs for which Foreside Fund Services, LLC, the Funds’ distributor (“Foreside” or the “Distributor”), or its affiliates act as distributor or service provider.

The Funds’ Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

66

SUPPLEMENTAL INFORMATION
(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

Federal Tax Status of Dividends Declared during the Tax Year

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD
RevenueShares Large Cap Fund	100%	100%
RevenueShares Mid Cap Fund	100%	100%
RevenueShares Small Cap Fund	100%	100%
RevenueShares Financials Sector Fund	100%	100%
RevenueShares ADR Fund	80%	3%
RevenueShares Navellier Overall A-100 Fund	22%	16%
RevenueShares Ultra Dividend Fund	100%	96%
RevenueShares Global Growth Fund	0%	0%

With respect to the taxable year ended June 30, 2015, the Funds hereby designate as capital gain dividends (from long-term capital gains, subject to the 15% rate gains category) the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

RevenueShares Large Cap Fund	$274,822
RevenueShares Mid Cap Fund	$745,246
RevenueShares Small Cap Fund	$547,479
RevenueShares Navellier Overall A-100 Fund	$760,107

In accordance with Section 853 of the Internal Revenue Code the Funds intend to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended June 30, 2015. In accordance with the current tax laws, the foreign income and foreign tax as of June 30, 2015 is as follows:

	Foreign Dividend	Foreign Taxes
RevenueShares ADR Fund	$860,056	$85,237
RevenueShares Global Growth Fund	$90,796	$4,254

67

Investment Adviser

VTL Associates, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

Sub-Adviser

Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

RevenueShares™ ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, John J. Kolodziej. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $104,900 for 2015 and $88,400 for 2014.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,000 for 2015 and $14,000 for 2014.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 for 2014.
(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) 100%
(d) N/A
(f)	No response required.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2014.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.
(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Trustees are members of such committee.

(b)	Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	September 4, 2015

By (Signature and Title)*		/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	September 4, 2015

* Print the name and title of each signing officer under his or her signature.